UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23703

MassMutual Advantage Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2024

Date of reporting period:	3/31/2024

Item 1. Reports to Stockholders.

(a)	The Report to Stockholders is attached herewith.

Underwriter: MML Distributors, LLC (MMLD), Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to the Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MassMutual Clinton Limited Term Municipal Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Clinton Limited Term Municipal Fund, and who is the Fund’s subadviser?
The Fund seeks current income exempt from U.S. federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. The Fund invests, under normal circumstances, its net assets primarily in municipal debt securities that are, at the time of purchase, rated investment grade by at least one credit rating agency (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser). The Fund’s subadviser intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg 5-Year Municipal Bond Index. The Fund’s subadviser is Clinton Investment Management, LLC (Clinton).

MassMutual Clinton Limited Term Municipal Fund States and Territories Allocation (% of Net Assets) on 3/31/24
Texas	15.2%
Virginia	13.3%
New York	12.8%
Illinois	11.6%
Pennsylvania	9.7%
Maryland	9.1%
New Jersey	7.4%
Missouri	4.9%
Florida	4.2%
California	4.2%
Nebraska	3.2%
South Carolina	2.3%
Washington	1.2%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Total	100.0%

1

MassMutual Clinton Municipal Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Clinton Municipal Fund, and who is the Fund’s subadviser?
The Fund seeks current income exempt from U.S. federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. The Fund invests, under normal circumstances, its net assets primarily in municipal debt securities that are, at the time of purchase, rated investment grade by at least one credit rating agency (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser). The Fund’s subadviser intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg Municipal Bond Index. The Fund’s subadviser is Clinton Investment Management, LLC (Clinton).

MassMutual Clinton Municipal Fund States and Territories Allocation (% of Net Assets) on 3/31/24
Texas	20.4%
New York	18.6%
Illinois	14.8%
New Jersey	7.4%
Virginia	5.8%
Alabama	5.0%
Pennsylvania	4.8%
Maryland	4.0%
Nebraska	3.2%
Washington	3.1%
Oklahoma	3.0%
Michigan	2.7%
California	2.5%
South Carolina	2.3%
Tennessee	2.2%
Florida	2.1%
Total Long-Term Investments	101.9%
Short-Term Investments and Other Assets and Liabilities	(1.9)%
Total	100.0%

2

MassMutual Clinton Municipal Credit Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Clinton Municipal Credit Opportunities Fund, and who is the Fund’s subadviser?
The Fund seeks high current income exempt from U.S. federal income tax. The Fund’s secondary investment objective is total return. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. The Fund invests, under normal circumstances, at least 35% of its net assets in municipal debt securities that are, at the time of purchase, rated by at least one credit rating agency as follows: rated Baa or lower by Moody’s, BBB or lower by Standard & Poor’s, or the equivalent by any other nationally recognized statistical rating organization (using the lower rating), or, if unrated, determined to be of comparable quality by the Fund’s subadviser. The Fund may invest up to 45% of its net assets in municipal debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s), which are commonly referred to as “junk” or “high yield” bonds. The Fund's subadviser intends for the Fund's portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg Municipal 65% High Grade/35% High Yield Index. The Fund’s subadviser is Clinton Investment Management, LLC (Clinton).

MassMutual Clinton Municipal Credit Opportunities Fund States and Territories Allocation (% of Net Assets) on 3/31/24
New York	26.2%
Illinois	18.5%
Texas	16.9%
Florida	8.9%
New Jersey	5.6%
Alabama	5.0%
Nebraska	4.3%
North Carolina	4.2%
California	3.9%
Georgia	3.4%
Virginia	2.1%
Total Long-Term Investments	99.0%
Other Assets and Liabilities	1.0%
Total	100.0%

3

MassMutual Global Floating Rate Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Floating Rate Fund, and who is the Fund’s subadviser?
This Fund seeks a high level of current income with preservation of capital as a secondary goal. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds, and notes, issued primarily by North American and Western European companies. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Floating Rate Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Bank Loans	84.6%
Corporate Debt	8.2%
Common Stock	0.8%
Rights	0.0%
Warrants	0.0%
Total Long-Term Investments	93.6%
Short-Term Investments and Other Assets and Liabilities	6.4%
Net Assets	100.0%

4

MassMutual Global Credit Income Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Credit Income Opportunities Fund, and who is the Fund’s subadviser?
This Fund seeks an absolute return, primarily through current income and secondarily through capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds, and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, including emerging markets, as well as over-the-counter and exchange-traded derivatives. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Credit Income Opportunities Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Bank Loans	51.7%
Corporate Debt	40.2%
Non-U.S. Government Agency Obligations	6.1%
Common Stock	0.4%
Rights	0.0%
Warrants	0.0%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

5

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Emerging Markets Debt Blended Total Return Fund, and who is the Fund’s subadviser?
This Fund seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation. The Fund invests in debt securities, derivatives, and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America, and the developing countries of Europe. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Emerging Markets Debt Blended Total Return Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Sovereign Debt Obligations	59.5%
Corporate Debt	35.7%
Purchased Options	0.0%
Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%
Net Assets	100.0%

6

MassMutual Clinton Limited Term Municipal Fund – Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.1%
Municipal Obligations — 99.1%
California — 4.2%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A, 5.000% 5/15/36	$1,000,000	$ 1,067,583
Los Angeles Community College District, CA, General Obligation, Series A, 4.000% 8/01/32	1,000,000	1,002,051
		2,069,634
Florida — 4.2%
State of Florida, General Obligation, Series A, 5.000% 6/01/26	2,000,000	2,083,552
Illinois — 11.6%
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,444,693
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1, 5.000% 11/01/28	1,225,000	1,271,030
State of Illinois, General Obligation, Series A, 5.000% 11/01/24	2,005,000	2,021,506
		5,737,229
Maryland — 9.1%
County of Howard, MD, General Obligation, Series A, 5.000% 8/15/34	2,000,000	2,395,255
State of Maryland, General Obligation, Series GRO, 5.000% 3/15/26	2,000,000	2,075,842
		4,471,097
Missouri — 4.9%
City of Kansas, MO, Water Revenue, Revenue Bonds, Series A, 5.000% 12/01/24	2,410,000	2,437,411
Nebraska — 3.2%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	1,500,000	1,601,550
New Jersey — 7.4%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,328,035
State of New Jersey, General Obligation, Series A, 5.000% 6/01/25	2,300,000	2,341,560
		3,669,595

	Principal Amount	Value
New York — 12.8%
Metropolitan Transportation Authority, NY Revenue Bonds, Series E, 5.000% 11/15/32	$2,000,000	$ 2,233,374
Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,803,108
Port Authority of New York & New Jersey, Revenue Bonds, Series A, 5.000% 9/01/27	2,300,000	2,311,335
		6,347,817
Pennsylvania — 9.7%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,320,000	2,410,543
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST, 5.000% 6/01/26	2,270,000	2,357,089
		4,767,632
South Carolina — 2.3%
South Carolina Public Service Authority, Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,132,775
Texas — 15.2%
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,472,382
Fort Worth Independent School District, TX, General Obligation, 5.000% 2/15/25	1,500,000	1,520,692
Keller Independent School District, TX, General Obligation, Series A, 4.000% 2/15/31	1,650,000	1,657,948
Mansfield Independent School District, TX, General Obligation, 4.000% 2/15/31	1,845,000	1,852,314
		7,503,336
Virginia — 13.3%
City of Norfolk, VA, General Obligation, Series A, 5.000% 9/01/26	2,415,000	2,428,574
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	2,000,000	2,093,829
Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000% 3/15/26	2,000,000	2,074,684
		6,597,087

The accompanying notes are an integral part of the financial statements.
7

MassMutual Clinton Limited Term Municipal Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington — 1.2%
State of Washington, General Obligation, Series R, 5.000% 8/01/37	$500,000	$586,727
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,273,752)		49,005,442
TOTAL BONDS & NOTES (Cost $49,273,752)		49,005,442
TOTAL LONG-TERM INVESTMENTS (Cost $49,273,752)		49,005,442
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (a)	330,502	330,502
TOTAL SHORT-TERM INVESTMENTS (Cost $330,502)		330,502
TOTAL INVESTMENTS — 99.7% (Cost $49,604,254) (b)		49,335,944
Other Assets/ (Liabilities) — 0.3%		130,015
NET ASSETS — 100.0%		$49,465,959

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Maturity value of $330,561. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $337,167.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
8

MassMutual Clinton Municipal Fund – Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 101.9%
Municipal Obligations — 101.9%
Alabama — 5.0%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/43	$ 2,250,000	$2,467,421
California — 2.5%
Los Angeles Community College District, CA, General Obligation, Series A, 4.000% 8/01/32	1,220,000	1,222,503
Florida — 2.1%
State of Florida, General Obligation, Series A, 5.000% 6/01/26	1,000,000	1,041,776
Illinois — 14.8%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B, 5.000% 1/01/39	2,375,000	2,455,307
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,444,693
State of Illinois, General Obligation, Series C, 5.000% 12/01/45	2,250,000	2,405,165
		7,305,165
Maryland — 4.0%
Washington Suburban Sanitary Commission, MD, Revenue Bonds, 5.000% 6/01/40	1,730,000	1,982,184
Michigan — 2.7%
Grand Rapids Public Schools, MI, General Obligation, 5.000% 5/01/35	1,125,000	1,333,746
Nebraska — 3.2%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	1,500,000	1,601,550
New Jersey — 7.4%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,328,035
State of New Jersey, General Obligation, Series A, 5.000% 6/01/25	2,300,000	2,341,560
		3,669,595

	Principal Amount	Value
New York — 18.6%
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	$2,425,000	$2,455,332
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, 5.250% 11/15/27	1,405,000	1,490,216
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series A4, 4.550% 8/01/45	700,000	700,000
New York State Urban Development Corp., Revenue Bonds, Series A, 4.000% 3/15/43	2,235,000	2,225,093
Port Authority of New York & New Jersey, Revenue Bonds, Series A, 5.000% 9/01/27	2,300,000	2,311,335
		9,181,976
Oklahoma — 3.0%
Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% 10/01/48	1,505,000	1,467,566
Pennsylvania — 4.8%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,300,000	2,389,762
South Carolina — 2.3%
South Carolina Public Service Authority, Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,132,774
Tennessee — 2.2%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A, 5.000% 7/01/41	1,000,000	1,110,894
Texas — 20.4%
Bexar County Hospital District, TX, General Obligation, 5.000% 2/15/48	1,500,000	1,605,951
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,472,382
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A, 5.000% 8/15/34	1,160,000	1,339,167

The accompanying notes are an integral part of the financial statements.
9

MassMutual Clinton Municipal Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
County of Parker, TX, General Obligation, 4.000% 2/15/40 (a)	$1,600,000	$1,625,608
Fort Worth Independent School District, TX, General Obligation, 5.000% 2/15/25	1,000,000	1,013,795
Hurst-Euless-Bedford Independent School District, TX, General Obligation, 4.000% 8/15/40	2,000,000	2,048,301
		10,105,204
Virginia — 5.8%
Commonwealth of Virginia, General Obligation, Series A, 4.000% 6/01/40	1,715,000	1,804,294
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	1,000,000	1,046,914
		2,851,208
Washington — 3.1%
County of King, WA, General Obligation, Series A, 4.400% 1/01/46	1,550,000	1,550,000
TOTAL MUNICIPAL OBLIGATIONS (Cost $50,795,353)		50,413,324
TOTAL BONDS & NOTES (Cost $50,795,353)		50,413,324
TOTAL LONG-TERM INVESTMENTS (Cost $50,795,353)		50,413,324

	Principal Amount	Value
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (b)	$ 337,622	$337,622
TOTAL SHORT-TERM INVESTMENTS (Cost $337,622)		337,622
TOTAL INVESTMENTS — 102.6% (Cost $51,132,975) (c)		50,750,946
Other Assets/ (Liabilities) — (2.6)%		(1,292,922)
NET ASSETS — 100.0%		$49,458,024

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(b)
Maturity value of $337,682. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $344,466.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
10

MassMutual Clinton Municipal Credit Opportunities Fund – Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.0%
Municipal Obligations — 99.0%
Alabama — 5.0%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/43	$ 2,250,000	$ 2,467,421
California — 3.9%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series C, 5.000% 5/15/45	1,830,000	1,919,171
Florida — 8.9%
County of Miami-Dade, FL, Water & Sewer System Revenue, Revenue Bonds, 4.000% 10/01/51	2,500,000	2,378,791
Florida Development Finance Corp., Revenue Bonds, 4.000% 11/15/38	2,000,000	2,029,411
		4,408,202
Georgia — 3.4%
Private Colleges & Universities Authority, GA, Revenue Bonds, 4.000% 4/01/44	1,690,000	1,654,616
Illinois — 18.5%
Chicago Board of Education, IL, General Obligation, Series A, 5.000% 12/01/40	1,750,000	1,801,522
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B, 5.000% 1/01/39	2,375,000	2,455,307
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,444,693
State of Illinois, General Obligation, Series C, 5.000% 12/01/45	2,250,000	2,405,165
		9,106,687
Nebraska — 4.3%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	2,000,000	2,135,400

	Principal Amount	Value
New Jersey — 5.6%
New Jersey Transportation Trust Fund Authority
Revenue Bonds, Series CC, 5.000% 6/15/35	$1,000,000	$1,150,029
Revenue Bonds, Series A, 5.000% 6/15/38	1,400,000	1,588,716
		2,738,745
New York — 26.2%
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,455,332
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A, 5.000% 7/01/51	2,375,000	2,391,547
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, 5.250% 11/15/49	2,000,000	2,166,237
New York State Dormitory Authority, Revenue Bonds, 5.000% 7/01/40	1,850,000	2,013,054
New York State Thruway Authority, Revenue Bonds, Series N, 4.000% 1/01/47	1,690,000	1,648,311
New York State Urban Development Corp., Revenue Bonds, Series A, 4.000% 3/15/43	2,240,000	2,230,072
		12,904,553
North Carolina — 4.2%
North Carolina Medical Care Commission, Revenue Bonds, Series A, 5.125% 10/01/54	2,000,000	2,055,731
Texas — 16.9%
Bexar County Hospital District, TX, General Obligation, 5.000% 2/15/48	1,500,000	1,605,951
City of San Antonio, TX, Electric & Gas Systems Revenue, Revenue Bonds, Series 2020, 5.000% 2/01/49	1,045,000	1,100,020
Prosper Independent School District, TX, General Obligation, 5.000% 2/15/43	2,000,000	2,243,826

The accompanying notes are an integral part of the financial statements.
11

MassMutual Clinton Municipal Credit Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A, 4.000% 12/31/35	$2,000,000	$2,058,835
Texas Water Development Board, Revenue Bonds, Series A, 4.875% 10/15/48	1,240,000	1,335,196
		8,343,828
Virginia — 2.1%
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	1,000,000	1,046,914
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,183,262)		48,781,268
TOTAL BONDS & NOTES (Cost $49,183,262)		48,781,268
TOTAL LONG-TERM INVESTMENTS (Cost $49,183,262)		48,781,268
TOTAL INVESTMENTS — 99.0% (Cost $49,183,262) (a)		48,781,268
Other Assets/ (Liabilities) — 1.0%		505,035
NET ASSETS — 100.0%		$49,286,303

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
12

MassMutual Global Floating Rate Fund – Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 0.8%
Common Stock — 0.8%
Communication Services — 0.4%
Learfield Communications, Inc. (a)	9,599	$477,550
Technicolor Creative Studios Inc. (a) (b) (c)	3,519	—
		477,550
Consumer Discretionary — 0.1%
Serta Simmons, Inc. (a)	22,009	137,556
Consumer Staples — 0.2%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	279,703
Financials — 0.0%
Campfire Topco, Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-6/23/23, Cost $234,326) (a) (b) (c) (d)	353,106	98,494
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,524	—
Vantiva SA (a) (e)	88,751	13,422
		13,422
TOTAL COMMON STOCK (Cost $1,413,578)		1,006,725
TOTAL EQUITIES (Cost $1,413,578)		1,006,725

	Principal Amount	Value
Bonds & Notes — 92.8%
Bank Loans — 84.6%
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 9.441% VRN 8/23/28	$ 436,761	$ 436,136
Summer (BC) Holdco B SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 10.569% VRN 2/05/29	992,332	987,370
Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.814% VRN 1/31/31	226,415	227,094
		1,650,600
Airlines — 1.6%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.833% VRN 3/21/31	504,739	505,057
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750% 10.329% VRN 4/20/28	861,071	893,241
United Airlines, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750% 8.076% VRN 2/22/31	558,394	558,305
		1,956,603
Apparel — 0.7%
Crocs, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%, 3 mo. USD Term SOFR + 2.250% 7.577% - 7.552% VRN 2/20/29	495,397	496,239
Samsonite International SA, 2023 Term Loan, 1 mo. USD Term SOFR + 2.750% 8.080% VRN 6/21/30	237,328	237,775
Technicolor Creative Studios Inc., EUR PIK Super Senior Term Loan, 3 mo. EUR EURIBOR + 0.000% 0.000% VRN 3/31/26 EUR (b) (c) (f)	110,963	119,712
		853,726

The accompanying notes are an integral part of the financial statements.
13

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 0.7%
AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 8.945% VRN 8/02/28	$ 831,583	$ 827,425
Building Materials — 0.4%
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.791% VRN 5/31/30	296,549	296,252
MI Windows and Doors LLC, 2024 Term Loan B2, 0.000% 3/21/31 (g)	167,785	168,414
		464,666
Chemicals — 3.9%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750% 9.321% VRN 12/29/27	520,192	437,221
Flint Group Packaging INKS North America Holdings LLC EUR PIK 2nd lien Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100% 4.058% VRN 12/30/27 EUR (f)	246,092	35,178
EUR PIK Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100% 4.058% VRN 12/30/27 EUR (f)	184,538	156,450
Ineos Finance PLC, 2024 EUR Term Loan B, 0.000% 4/02/29 EUR (f) (g)	1,000,000	1,072,916
INEOS Quattro Holdings U.K. Ltd, 2023 EUR 1st Lien Term Loan B, 1 mo. EUR EURIBOR + 4.500% 8.330% VRN 4/02/29 EUR (f)	500,000	532,321
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.930% VRN 9/30/28	370,076	369,384
Olympus Water US Holding Corp., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.321% VRN 11/09/28	911,050	910,822
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.723% VRN 4/23/29	777,130	768,535
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750% 10.164% VRN 10/15/25	464,853	350,095

	Principal Amount	Value
Starfruit Finco BV, 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.423% VRN 4/03/28	$ 217,019	$ 217,562
		4,850,484
Commercial Services — 7.0%
APX Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%, VRN, 3 mo. U.S. (Fed) Prime Rate + 2.250% 8.694% - 10.750% VRN 7/10/28	702,573	704,055
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.250% 8.930% VRN 3/03/25	15	15
BIFM US Finance LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.250% 9.571% VRN 5/31/28	222,128	222,961
CoreLogic, Inc. Term Loan, 1 mo. USD Term SOFR + 3.500% 8.945% VRN 6/02/28	307,958	300,404
2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.500% 11.945% VRN 6/04/29	532,670	499,911
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250% 8.202% VRN 1/31/28 EUR (f)	1,000,000	1,080,112
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.309% VRN 1/31/31	551,687	553,182
Mavis Tire Express Services Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.077% VRN 5/04/28	742,414	742,919
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.074% VRN 7/25/30	275,965	276,999
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.824% VRN 12/15/28	668,604	507,056
Sabre GLBL, Inc. 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500% 8.945% VRN 12/17/27	465,931	392,379

The accompanying notes are an integral part of the financial statements.
14

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500% 8.945% VRN 12/17/27	$ 297,406	$ 250,457
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.585% VRN 3/04/28	643,367	593,307
Techem Verwaltungsgesellschaft 675 GmbH, EUR Term Loan B4, 3 mo. EUR EURIBOR + 2.375% 6.280% VRN 7/15/25 EUR (f)	1,000,000	1,076,002
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EUR EURIBOR + 3.000% 6.902% VRN 3/27/28 EUR (f)	1,375,000	1,475,720
		8,675,479
Computers — 1.9%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.000% 10.574% VRN 7/27/28	417,934	245,770
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.176% VRN 3/01/29	813,819	811,223
SITEL Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 8/28/28	790,357	675,590
Vision Solutions, Inc. 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 9.586% VRN 4/24/28	338,502	338,222
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.250% 12.836% VRN 4/23/29	270,186	250,176
		2,320,981
Cosmetics & Personal Care — 0.6%
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.250% 9.692% VRN 3/01/28	734,589	721,917
Diversified Financial Services — 1.8%
Advisor Group, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.500% 9.827% VRN 8/17/28	293,575	294,546
Flint Group Midco Ltd. USD Opco Term Loan, 3 mo. USD Term SOFR + 4.512% 9.827% VRN 12/31/26	4,211	3,958

	Principal Amount	Value
EUR Super Senior Term Loan, 3 mo. EUR EURIBOR + 8.000% 11.958% VRN 6/30/26 EUR (f)	$ 335,910	$ 369,644
Flint Group Topco Ltd. USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.677% VRN 12/31/27	1,105,713	866,138
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.677% VRN 12/31/27	1,474,528	175,720
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.430% VRN 1/13/29	502,796	501,384
		2,211,390
Electric — 1.7%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.580% VRN 7/31/30	459,202	458,513
Calpine Corp., Term Loan B9, 1 mo. USD Term SOFR + 2.000% 7.329% VRN 1/31/31	250,000	248,463
Edgewater Generation LLC, Term Loan, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 12/13/25	460,911	458,763
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.080% VRN 10/01/27	138,414	138,443
ExGen Renewables IV LLC, 2020 Term Loan, 0.000% 12/15/27 (g)	814,145	814,145
		2,118,327
Electrical Components & Equipment — 0.4%
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EUR EURIBOR + 4.000% 7.830% VRN 4/18/28 EUR (f)	461,771	494,445
Engineering & Construction — 1.1%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 3/31/28	463,446	462,370

The accompanying notes are an integral part of the financial statements.
15

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energize HoldCo LLC, 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.192% VRN 12/08/28	$ 239,267	$ 238,456
USIC Holdings, Inc., 2021 Term Loan, 0.000% 5/12/28 (g)	627,297	625,584
		1,326,410
Entertainment — 3.2%
Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.829% VRN 10/02/28	574,972	539,214
CTI Foods Holding Co., LLC 2024 First Out Incremental Term Loan, 2 mo. USD Term SOFR + 10.000% 15.574% VRN 5/03/26 (b) (c)	78,422	74,501
2024 LIFO Term Loan, 3 mo. USD Term SOFR + 10.000% 15.576% VRN 3/15/27 (b) (c)	156,844	156,844
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 3.750% 7.652% VRN 11/12/29 EUR (f)	1,000,000	1,070,759
Scientific Games Holdings LP, 2022 USD Term Loan B, 0.000% 4/04/29 (g)	753,696	753,093
Technicolor Creative Studios Inc., 2023 EUR PIK New Money Tranche, 6 mo. EUR EURIBOR + 0.500% 4.054% VRN 7/31/26 EUR (f)	115,320	85,015
2023 EUR PIK New Money Tranche A2 Undrawn, 3 mo. EUR EURIBOR + 0.500% 4.054% VRN 7/31/26 EUR (f)	105,348	77,664
2023 EUR PIK Reinstated Term Loan B, 6 mo. EUR EURIBOR + 0.500% 4.054% VRN 9/15/26 EUR (f)	610,076	15,928
2023 EUR PIK Term Loan, 3 mo. EUR EURIBOR + 5.000% 5.844% VRN 3/27/33 EUR (b) (c) (f)	246,435	—
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EUR EURIBOR + 0.000% 4.172% VRN 7/31/26 EUR (f)	57,426	42,335

	Principal Amount	Value
Vue Entertainment International Ltd. 2023 EUR Floating PIK Reinstated Term Loan B, 3 mo. EUR EURIBOR + 0.100%, 6 mo. EUR EURIBOR + 0.100% 3.962% VRN 12/31/27 EUR (f)	$ 233,008	$ 140,773
2023 EUR Floating PIK Term Loan, 3 mo. EUR EURIBOR + 0.100% 4.032% VRN 12/31/27 EUR (f)	147,700	151,778
2023 EUR Floating PIK Super Senior Term Loan, 1 mo. EUR EURIBOR + 8.000% 11.864% VRN 6/30/27 EUR (f)	88,761	99,351
Vue International Bidco PLC, 2022 EUR Term Loan, 1 mo. EUR EURIBOR + 8.000% 11.855% - 12.130% VRN 6/30/27 EUR (f)	146,160	154,137
WMG Acquisition Corp., 2024 Term Loan I, 1 mo. USD Term SOFR + 2.000% 7.330% VRN 1/24/31	518,991	517,694
		3,879,086
Environmental Controls — 0.5%
Gopher Resource LLC, 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250% 8.695% VRN 3/06/25	687,690	612,477
Food — 1.7%
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000% 8.445% VRN 12/08/28	489,935	489,322
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD Term SOFR + 7.000% 12.576% VRN 5/03/24	309,263	309,031
Second Out Term Loan, 3 mo. USD Term SOFR + 9.000% 14.576% VRN 5/03/24	205,359	194,937
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EUR EURIBOR + 2.125% 5.991% VRN 1/29/27 EUR (f)	1,000,000	1,069,259
		2,062,549

The accompanying notes are an integral part of the financial statements.
16

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 1.4%
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500% 11.975% VRN 12/31/26	$ 922,541	$ 553,525
Medline Borrower LP 2024 Term Loan B 0.000% 10/23/28 (g)	292,673	293,281
USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.441% VRN 10/23/28	849,815	851,642
		1,698,448
Health Care – Services — 6.5%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 12.493% VRN 12/10/29	1,497,326	1,272,727
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.000% 7.443% VRN 2/22/28	240,218	239,918
Charlotte Buyer, Inc., 1st Lien Term Loan, 0.000% 2/11/28 (g)	831,513	833,501
Heartland Dental LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.000% 10.329% VRN 4/28/28	498,747	499,186
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.000% 12.427% VRN 11/01/29	294,737	235,421
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250% 8.821% VRN 3/12/28	737,920	608,784
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 8.579% VRN 11/15/28 (g)	785,561	787,070
PRA Health Sciences, Inc., 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.302% VRN 7/03/28	295	296
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD TERM SOFR + 5.000% 9.087% 1/31/29	1,561,213	1,504,900

	Principal Amount	Value
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 8.330% VRN 3/06/27	$ 957,394	$ 957,997
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250% 10.563% VRN 3/02/27	518,873	458,554
Tunstall Group Holdings Limited 2023 EUR Reinstated Term Loan B (Acquired 11/30/23, Cost $331,663), 6 mo. EUR EURIBOR + 0.100% 4.126% VRN 12/20/27 EUR (d) (f)	333,601	290,803
2023 EUR Super Senior Term Loan (Acquired 11/30/23, Cost $112,583), 6 mo. EUR EURIBOR + 3.000% 7.026% VRN 12/18/26 EUR (b) (c) (d) (f)	108,692	110,227
US Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.690% VRN 10/01/28	184,390	175,913
		7,975,297
Holding Company – Diversified — 0.9%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 0.000% 5.338% - 9.250% VRN 10/01/27	1,076,296	952,521
Hilding Anders International AB 2022 EUR PIK Reorg Holdco, 3 mo. EUR EURIBOR + 0.000% 0.000%VRN2/28/27 EUR (b) (c) (f)	390,485	—
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-10/30/23, Cost $324,928), 6 mo. EUR EURIBOR + 5.000% 9.105% VRN 2/28/26 EUR (d) (f)	408,069	149,996
2023 EUR New Money Facility (Acquired 9/29/23, Cost $58,670), 1 mo. EUR EURIBOR + 10.000%, 6 mo. EUR EURIBOR + 10.000% 14.105% VRN 1/31/26 EUR (d) (f)	56,092	57,489
		1,160,006

The accompanying notes are an integral part of the financial statements.
17

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.4%
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.814% VRN 9/25/28	$ 460,688	$ 461,034
Housewares — 0.2%
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.500% 8.824% VRN 2/26/29	290,845	286,983
Insurance — 3.1%
AmWINS Group, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.695% VRN 2/19/28	498,712	498,627
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 2/19/28	269,809	270,070
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500% 8.827% VRN 2/14/31	333,333	333,647
Asurion LLC 2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 8.692% VRN 12/23/26	827,829	809,791
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 10.692% VRN 1/20/29	1,051,724	936,855
HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.574% VRN 6/20/30	224,157	224,198
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.077% VRN 2/24/28	748,116	749,260
		3,822,448
Internet — 1.5%
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250% 8.152% VRN 4/03/28 EUR (f)	875,250	910,034
MH Sub I LLC 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%, 9.580% VRN 5/03/28	496,250	492,751
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.250% 11.580% VRN 2/23/29	65,124	62,496

	Principal Amount	Value
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%, 8.695% VRN 8/31/28	$ 434,641	$ 434,645
		1,899,926
Investment Companies — 0.8%
Triley Midco 2 Ltd., EUR Term Loan B, 1 mo. EUR EURIBOR + 4.750% 8.580% VRN 4/09/29 EUR (f)	863,946	922,532
Leisure Time — 1.9%
City Football Group Ltd., Term Loan, 1 mo. USD Term SOFR + 3.000% 8.443% VRN 7/21/28	909,278	907,578
Hurtigruten ASA 2024 EUR Holdco Term Loan, 6 mo. EUR EURIBOR + 0.020% 0.020%VRN 2/23/29 EUR (f)	683,471	229,814
2024 EUR Term Loan B, 6 mo. EUR EURIBOR + 6.500% 10.411% VRN 9/30/27 EUR (f)	393,605	403,146
2024 EUR OpCo Exit Term Loan, 3 mo. EUR EURIBOR + 7.500% 11.427% VRN 6/30/27 EUR (f)	244,276	274,221
Recess Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500% 9.843% VRN 2/20/30	163,079	163,589
Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.327% VRN 3/15/30	308,949	309,014
		2,287,362
Lodging — 1.3%
Casper BidCo SAS, 2024 EUR Term Loan B, 1 mo. EUR EURIBOR + 4.250% 8.112% VRN 3/21/31 EUR (f)	1,000,000	1,073,067
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.192% VRN 8/02/28	524,664	524,994
		1,598,061
Media — 5.9%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500% 10.827% VRN 6/30/28	555,561	552,260

The accompanying notes are an integral part of the financial statements.
18

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EUR EURIBOR + 5.000% 8.942% VRN 10/31/27 EUR (f)	$ 1,000,000	$ 967,815
Cumulus Media New Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.192% VRN 3/31/26	539,128	345,042
DirecTV Financing LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.250% 10.695% VRN 8/02/29	911,533	910,084
Fleet Midco I Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.580% VRN 2/21/31	199,005	199,005
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.750% 10.192% VRN 7/28/28	624,230	625,123
Sinclair Television Group, Inc., Term Loan B2B, 1 mo. USD Term SOFR + 2.500% 7.945% VRN 9/30/26	450,851	427,294
Univision Communications, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.695% VRN 1/31/29	462,358	460,721
UPC Financing Partnership, 2021 USD Term Loan AX, 1 mo. USD Term SOFR + 3.000% 8.440% VRN 1/31/29	1,000,000	995,000
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EUR EURIBOR + 3.500% 7.359% VRN 10/15/31 EUR (f)	700,000	742,221
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EUR EURIBOR + 3.000% 6.859% VRN 1/31/29 EUR (f)	1,000,000	1,038,005
		7,262,570
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.591% VRN 10/12/28	270,209	268,858

	Principal Amount	Value
Mining — 0.2%
Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.080% VRN 8/18/30	$ 287,205	$ 287,851
Miscellaneous - Manufacturing — 0.5%
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD TERM SOFR + 2.500% 7.930% VRN 3/31/27	669,433	670,115
Packaging & Containers — 2.8%
Altium Packaging LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.192% VRN 2/03/28	188,098	187,627
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.827% VRN 12/01/27	646,667	647,624
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.675% 9.105% VRN 4/13/29	1,296,603	1,297,939
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600% 9.906% VRN 10/02/28	396,473	353,852
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750% 12.334% VRN 10/01/29	254,237	153,338
Proampac PG Borrower LLC, 2024 Term Loan, 0.000% 9/15/28 (g)	798,179	798,179
		3,438,559
Pharmaceuticals — 4.6%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR+ 1.750% 7.176% VRN 8/01/27	988,954	984,889
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.459% VRN 11/15/27	994,805	962,096
IVC Acquisition Ltd., 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 5.000% 9.071% VRN 12/12/28 EUR (f)	1,237,000	1,309,608

The accompanying notes are an integral part of the financial statements.
19

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD TERM SOFR + 3.000% 8.445% VRN 5/05/28	$ 525,146	$ 527,773
Nidda Healthcare Holding AG, 2020 EUR Term Loan F, 3 mo. EUR EURIBOR + 3.500% 7.446% VRN 8/21/26 EUR (f) (g)	1,425,000	1,525,016
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.000% 8.433% VRN 6/02/28	342,814	343,815
		5,653,197
Pipelines — 1.0%
Buckeye Partners LP 2024 Term Loan B3, 1 mo. USD Term SOFR + 2.000% 7.330% VRN 11/01/26	250,324	250,759
2023 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.830% VRN 11/22/30	299,250	299,516
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.079% VRN 12/21/28	323,098	320,491
GIP Pilot Acquisition Partners LP, Term Loan, 3 mo. USD Term SOFR + 3.000% 8.327% VRN 10/04/30	218,808	219,300
Whitewater Whistler Holdings LLC, 2023 Term Loan B, 0.000% 2/15/30 (g)	122,022	122,137
		1,212,203
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 2020 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 8/21/25	37,685	37,579
Retail — 3.8%
1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.250% 7.580% VRN 9/20/30	1,092,570	1,091,478
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250% 8.824% VRN 1/31/28	532,395	532,576

	Principal Amount	Value
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 10/19/27	$ 931,073	$ 930,114
IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.177% VRN 12/15/27	612,794	612,659
Kodiak Building Partners, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.821% VRN 3/12/28	246,753	246,292
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.177% VRN 12/17/27	211,428	210,927
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 8.677% VRN 11/01/28	10,078	8,969
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.821% VRN 4/15/28	106,191	95,041
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.180% VRN 2/11/28	223,994	223,201
SRS Distribution, Inc., 2021 Term Loan B, 0.000% 6/02/28 (g)	752,116	756,696
		4,707,953
Software — 11.8%
AppLovin Corp. 2024 Term Loan (2030), 0.000% 8/16/30 (g)	241,935	241,633
2024 Term Loan (2028), 1 mo. USD Term SOFR + 2.500% 7.830% VRN 10/25/28	676,320	675,570
Ascend Learning LLC 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.930% VRN 12/11/28	512,473	509,080
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.750% 11.180% VRN 12/10/29	454,545	446,450
Athenahealth Group, Inc., 2022 Term Loan B, 0.000% 2/15/29 (g)	803,118	794,460

The accompanying notes are an integral part of the financial statements.
20

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250% 9.580% VRN 12/29/28	$ 818,946	$ 823,557
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.309% VRN 7/06/29	689,501	691,260
Cloud Software Group, Inc., 2022 USD Term Loan A, 2 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500% 9.909% VRN 9/29/28	161,390	160,606
Cloudera, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 9.180% VRN 10/08/28	602,127	599,117
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000% 11.430% VRN 10/08/29	416,667	412,500
Cotiviti Corp., 2024 Term Loan, 0.000% 2/21/31 (g)	749,108	747,235
Genesys Cloud Services Holdings II LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.079% VRN 12/01/27	206,787	207,434
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. SONIA + 4.027% 9.244% VRN 9/03/25 GBP (f)	1,000,000	1,258,603
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.839% VRN 12/01/27	469,731	439,001
Loyalty Ventures, Inc., Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 5.500% 14.000% VRN 11/03/27	1,440,555	12,605
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.424% VRN 12/18/28	425,846	357,446
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.750% 12.192% VRN 12/17/29	308,219	192,156
Mitchell International, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 10/15/28	628,502	628,470

	Principal Amount	Value
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.500% 11.942% VRN 10/15/29	$ 400,000	$ 399,416
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 3/13/28	245,846	245,870
Project Boost Purchaser LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.500%, 1 mo. USD Term SOFR + 3.500% 8.945% - 9.071% VRN 5/30/26	575,223	576,350
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.692% VRN 3/10/28	744,245	742,787
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250% 9.713% VRN 2/01/29	531,629	401,848
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.445% VRN 5/12/28	926,129	921,350
Sophia LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.926% VRN 10/09/29	335,290	336,548
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500% 9.945% VRN 8/11/28	494,931	489,927
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.750% 7.195% VRN 4/16/25	422,628	422,612
Veritas US, Inc. 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750% 8.652% VRN 9/01/25 EUR (f)	723,811	703,880
2021 USD Term Loan B, 1 mo. USD Term SOFR + 5.000% 10.445% VRN 9/01/25	117,947	108,839
		14,546,610
Telecommunications — 6.5%
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.942% VRN 10/02/27	275,793	261,143

The accompanying notes are an integral part of the financial statements.
21

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Delta TopCo, Inc., 2020 Term Loan B, 6 mo. USD Term SOFR + 3.750% 9.121% VRN 12/01/27	$ 4	$ 4
Eircom Finco SARL, 2024 EUR Term Loan B, 0.000% 5/15/29 EUR (f) (g)	1,000,000	1,074,642
Iridium Satellite LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.827% VRN 9/20/30	206,118	205,904
Level 3 Financing, Inc. 2024 Extended Term Loan B1, 3 mo. USD Term SOFR + 6.560% 11.890% VRN 4/15/29	772,123	766,332
2024 Extended Term Loan B2, 3 mo. USD Term SOFR + 6.560% 11.890% VRN 4/15/30	777,788	771,955
Lorca Holdco Ltd., 2021 EUR Term Loan B2, 6 mo. EUR EURIBOR + 3.700% 7.604% VRN 9/17/27 EUR (f)	1,000,000	1,075,290
Matterhorn Telecom SA, 2024 EUR Fungible Term Loan B, 0.000% 9/15/26 EUR (f) (g)	1,000,000	1,076,217
Nuuday AS, EUR Term Loan B, 1 mo. EUR EURIBOR + 6.500% 10.317% VRN 2/03/28 EUR (f)	1,000,000	1,079,120
Telenet International Finance SARL, 2020 EUR Term Loan AQ, 1 mo. EUR EURIBOR + 2.250% 6.109% VRN 4/30/29 EUR (f)	1,295,933	1,361,738
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000% 8.445% VRN 3/09/27	370,123	323,928
		7,996,273
Transportation — 0.8%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 2 mo. EUR EURIBOR + 10.000% 13.937% - 13.937% VRN 6/12/25 EUR (f)	82,053	89,408
First Student Bidco, Inc. Term Loan C, 3 mo. USD Term SOFR + 3.000% 8.313% VRN 7/21/28	162,179	161,842

	Principal Amount	Value
Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.313% VRN 7/21/28	$ 534,814	$ 533,701
Kenan Advantage Group, Inc., 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.750% 9.080% VRN 1/25/29	137,424	137,339
		922,290
TOTAL BANK LOANS (Cost $109,310,453)		104,142,720
Corporate Debt — 8.2%
Aerospace & Defense — 0.3%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750% 8.059% VRN 8/24/28	353,736	354,844
Commercial Services — 2.4%
ADT Security Corp. 4.125% 8/01/29 (h)	1,000,000	916,171
BCP V Modular Services Finance II PLC 4.750% 11/30/28 EUR (f) (h)	1,000,000	1,008,725
Travelex Issuerco Ltd. 12.500% 8/05/25 GBP (f) (h)	659,679	978,321
		2,903,217
Cosmetics & Personal Care — 0.6%
Coty, Inc. 5.000% 4/15/26 (h)	750,000	738,812
Diversified Financial Services — 0.0%
Travelex Financing PLC 8.000% 5/15/22 EUR (f) (h) (i)	250,000	1,011
Health Care – Services — 0.6%
Tenet Healthcare Corp. 4.250% 6/01/29	750,000	697,140
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% 4/15/28 (h)	750,000	755,294
Internet — 0.4%
United Group BV 4.000% 11/15/27 EUR (f) (h)	500,000	513,425
Lodging — 0.6%
Station Casinos LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250% 7.575% VRN 3/14/31	714,286	712,907

The accompanying notes are an integral part of the financial statements.
22

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.2%
Galapagos SA 3 mo. EURIBOR + 4.750% 1.000% 6/15/21 EUR (f) (h) (i)	$ 20,000	$ 108
Mangrove Luxco III SARL 7.775% 10/09/25 EUR (f) (h)	277,027	294,387
		294,495
Media — 0.4%
Tele Columbus AG 10.000% 3/19/29 EUR (f) (h)	709,736	525,269
Oil & Gas Services — 0.4%
KCA Deutag UK Finance PLC 9.875% 12/01/25 (h)	500,000	503,447
Packaging & Containers — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125% 8/15/26 EUR (f) (h)	125,000	115,976
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (h)	750,000	699,654
		815,630
Retail — 0.0%
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750% 1.000% VRN 9/15/49 GBP (f) (h) (i)	300,000	189
Telecommunications — 0.8%
TMNL Holding BV 3.750% 1/15/29 EUR (f) (h)	500,000	506,385
Vmed O2 UK Financing I PLC 4.500% 7/15/31 GBP (f) (h)	500,000	536,414
		1,042,799
Transportation — 0.2%
Anarafe SL 3 mo. EURIBOR + 12.750% 16.662% 12/31/26 EUR (f) (h)	82,805	108,668
3 mo. EURIBOR + 12.750% 16.662% 12/31/26 EUR (f) (h)	85,549	112,267
		220,935
TOTAL CORPORATE DEBT (Cost $10,707,844)		10,079,414
TOTAL BONDS & NOTES (Cost $120,018,297)		114,222,134

	Number of Shares	Value
RIGHTS — 0.0%
Industrials — 0.0%
Silk Topco AS, CVR (a) (b) (c)	105,906	$—
TOTAL RIGHTS (Cost $0)		—
Warrants — 0.0%
Technology — 0.0%
Travelex Topco Ltd. (a)	285	7,914
TOTAL WARRANTS (Cost $0)		7,914
TOTAL LONG-TERM INVESTMENTS (Cost $121,431,875)		115,236,773
Short-Term Investments — 8.6%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	14,521	14,521
	Principal Amount
Repurchase Agreement — 8.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (k)	$10,516,783	10,516,783
TOTAL SHORT-TERM INVESTMENTS (Cost $10,531,304)		10,531,304
TOTAL INVESTMENTS — 102.2%
(Cost $131,963,179) (l)		125,768,077
Other Assets/ (Liabilities) — (2.2)%		(2,699,833)
NET ASSETS — 100.0%		$123,068,244

Abbreviation Legend

CVR	Contingent Value Rights
EURIBOR	Euro Inter-Bank Offered Rate
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
23

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $839,481 or 0.68% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $707,009 or 0.57% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $10,981 or 0.01% of net assets. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(h)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $8,314,523 or 6.76% of net assets.

(i)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $1,308 or 0.00% of net assets.

(j)	Represents investment of security lending cash collateral. (Note 2).
(k)
Maturity value of $10,518,653. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25s, and an aggregate market value, including accrued interest, of $10,727,167.

(l)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	61.8%
United Kingdom	10.7%
Germany	4.2%
Luxembourg	3.6%
Belgium	1.9%
France	1.7%
Ireland	1.6%
Netherlands	1.5%
Sweden	1.4%
Canada	1.3%
Spain	1.0%
Hong Kong	0.9%
Denmark	0.9%
Norway	0.7%
Slovenia	0.4%
Lithuania	0.0%
Total Long-Term Investments	93.6%
Short-Term Investments and Other Assets and Liabilities	6.4%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce*	4/22/24	USD	27,518,218	EUR	25,258,175	$247,801
Morgan Stanley & Co. LLC*	4/22/24	USD	6,029,279	GBP	4,736,055	51,048
						$ 298,849

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

GBP	British Pound
EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
24

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 0.4%
Common Stock — 0.4%
France — 0.0%
Technicolor Creative Studios Inc. (a) (b) (c)	1,173	$—
Vantiva SA (c)	14,662	2,217
		2,217
Germany — 0.0%
Campfire Topco, Ltd. (a) (b) (c)	448,154	—
Lithuania — 0.0%
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Spain — 0.0%
Bahia De Las Isletas SL (a) (b) (c)	5,454,162	—
United Kingdom — 0.2%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	81,665
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
KCA DEUTAG Drilling Ltd. (c)	2,731	191,055
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		272,720
United States — 0.2%
Learfield Communications, Inc. (c)	4,698	233,726
Serta Simmons, Inc. (c)	14,736	92,100
		325,826
TOTAL COMMON STOCK (Cost $699,892)		600,763
TOTAL EQUITIES (Cost $699,892)		600,763

	Principal Amount	Value
Bonds & Notes — 98.0%
Bank Loans — 51.7%
Belgium — 1.2%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 0.000% 5.338% - 5.338% VRN 10/01/27	$1,255,678	$1,111,275
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 7.440% VRN 4/30/28	500,000	485,415
		1,596,690
Canada — 0.4%
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.057% VRN 2/14/31	468,750	468,361
Czech Republic — 0.4%
AI Sirona (Luxembourg) Acquisition SARL, 2024 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.000% 7.830% VRN 9/30/28 EUR (e)	444,444	478,506
Denmark — 0.4%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EUR EURIBOR + 4.000% 8.026% VRN 2/27/26 EUR (e)	500,000	537,289
France — 0.8%
Casper BidCo SAS, 2024 EUR Term Loan B, 1 mo. EUR EURIBOR + 4.250% 8.112% VRN 3/03/31 EUR (e)	500,000	536,534
Cerba Healthcare SAS, 2021 EUR Term Loan B, 1 mo. EUR EURIBOR + 3.700% 7.530% VRN 6/30/28 EUR (e)	500,000	495,359
Technicolor Creative Studios Inc.
EUR PIK Super Senior Term Loan, 3 mo. EUR EURIBOR + 0.000% 0.000%VRN3/31/26 EUR (a) (b) (e)	7,820	8,437
2023 EUR PIK Reinstated Term Loan B, 6 mo. EUR EURIBOR + 0.500% 4.054% VRN 9/15/26 EUR (e)	203,359	5,309
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EUR EURIBOR + 0.000% 4.172% VRN 7/31/26 EUR (e)	19,142	14,112

The accompanying notes are an integral part of the financial statements.
25

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Technicolor Creative Studios Inc., 2023 EUR PIK Term Loan, 3 mo. EUR EURIBOR + 5.000%, 5.844% VRN 3/27/33 EUR (a) (b) (e)	$ 82,145	$—
		1,059,751
Germany — 2.6%
Aenova Holding GmbH, 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.500% 8.403% VRN 3/06/26 EUR (e)	500,000	538,945
CeramTec AcquiCo GmbH, 2022 EUR Term Loan B, 0.000% 3/16/29 EUR (e) (f)	500,000	532,455
Flint Group Midco Ltd.
USD Opco Term Loan, 3 mo. USD Term SOFR + 4.512% 9.827% VRN 12/31/26	175,109	164,603
EUR Super Senior Term Loan, 3 mo. EUR EURIBOR + 8.000% 11.958% VRN 6/30/26 EUR (e)	101,113	111,268
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100% 4.058% VRN 12/30/27 EUR (e)	367,893	52,589
EUR PIK Holdco Term Loan, 3 mo. EUR EURIBOR + 0.100% 4.058% VRN 12/30/27 EUR (e)	275,874	233,884
EUR Opco Term Loan, 3 mo. EUR EURIBOR + 4.250% 8.208% VRN 12/31/26 EUR (e)	554,077	565,786
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.677% VRN 12/31/27	87,961	68,902
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.677% VRN 12/31/27	117,301	13,979
Nidda Healthcare Holding AG, 2020 EUR Term Loan F, 3 mo. EUR EURIBOR + 3.500% 7.446% VRN 8/21/26 EUR (e)	500,000	535,093
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B, 0.000% 7/15/29 EUR (e) (f)	500,000	538,001
		3,355,505

	Principal Amount	Value
Hong Kong — 0.6%
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.250% 8.202% VRN 1/31/28 EUR (e)	$ 750,000	$ 810,084
Luxembourg — 3.3%
Albion Financing 3 SARL, 2023 EUR Term Loan, 3 mo. EUR EURIBOR + 5.250% 9.208% VRN 8/17/26 EUR (e)	510,000	551,099
Altice Financing SA, 2023 EUR Term Loan, 3 mo. EUR EURIBOR + 5.000% 8.942% VRN 10/31/27 EUR (e)	498,750	482,698
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD Term SOFR + 5.500% 10.824% VRN 8/29/24	335,614	151,865
USD 1st Lien Term Loan B1, 3 mo. USD Term SOFR + 5.762% 11.086% VRN 8/29/24	335,614	151,865
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750% 8.678% VRN 1/05/28 EUR (e)	500,000	539,290
Ineos Finance PLC, 2024 EUR Term Loan B, 0.000% 2/07/31 EUR (e) (f)	500,000	536,458
Ineos Finance PLC, 2022 EUR Term Loan B, 1 mo. EUR EURIBOR + 4.000% 7.830% VRN 11/08/27 EUR (e)	500,000	537,720
Parques Reunidos SAU, 2019 EUR Term Loan B1, 6 mo. EUR EURIBOR + 3.750% 7.679% VRN 9/16/26 EUR (e)	500,000	531,129
Summer (BC) Holdco B SARL, 2024 EUR Term Loan B, 0.000% 1/31/29 EUR (e) (f)	500,000	536,221
Venga Finance SARL, 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.750% 10.355% VRN 6/28/29	297,733	296,989
		4,315,334
Netherlands — 2.0%
Nobian Finance BV, EUR Term Loan B, 0.000% 7/01/26 EUR (e) (f)	519,423	556,048
Pegasus BidCo BV, 2024 EUR Term Loan, 0.000% 7/12/29 EUR (e) (f)	500,000	537,035

The accompanying notes are an integral part of the financial statements.
26

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TMF Group Holding BV, 2024 EUR Term Loan B, 3 mo. EUR EURIBOR + 3.750% 7.656% VRN 5/03/28 EUR (e)	$ 500,000	$ 538,130
UPC Broadband Holding BV, 2021 EUR Term Loan AY, 1 mo. EUR EURIBOR + 3.000% 6.859% VRN 1/31/29 EUR (e)	500,000	533,233
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EUR EURIBOR + 3.000% 6.859% VRN 1/31/29 EUR (e)	500,000	519,002
		2,683,448
Norway — 0.3%
Hurtigruten ASA
2024 EUR Holdco Term Loan, 6 mo. EUR EURIBOR + 0.020% 0.020% VRN 2/23/29 EUR (e)	341,736	114,907
2024 EUR Term Loan B, 6 mo. EUR EURIBOR + 6.500% 10.411% VRN 9/30/27 EUR (e)	196,803	201,573
2024 EUR OpCo Exit Term Loan, 3 mo. EUR EURIBOR + 7.500% 11.427% VRN 6/30/27 EUR (e)	122,138	137,110
		453,590
Spain — 2.0%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 3 mo. EUR EURIBOR + 10.000% 13.912% - 13.912% VRN 6/12/25 EUR (e)	41,695	45,432
Areas Worldwide SA, 2024 EUR Term Loan B3, 0.000% 12/31/29 EUR (e) (f)	500,000	529,505
Boluda Towage SL, 2024 EUR Term Loan B, 0.000% 1/31/30 EUR (e) (f)	500,000	538,244
Dorna Sports SL, 2022 EUR Term Loan B, 6 mo. EUR EURIBOR + 3.250% 7.135% VRN 3/30/29 EUR (e)	500,000	533,880
Grifols SA, EUR 2019 Term Loan B, 3 mo. EUR EURIBOR + 2.250% 6.152% VRN 11/15/27 EUR (e)	994,805	1,000,694
		2,647,755
Sweden — 0.9%
Hilding Anders International AB
2022 EUR PIK Reorg Holdco, 3 mo. EUR EURIBOR + 0.000% 0.000%VRN2/28/27 EUR (a) (b) (e)	282,450	—

	Principal Amount	Value
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-10/30/23, Cost $235,046), 6 mo. EUR EURIBOR + 5.000% 9.105% VRN 2/28/26 EUR (d) (e)	$ 295,169	$ 108,497
2023 EUR New Money Facility (Acquired 9/29/23, Cost $44,231), 1 mo. EUR EURIBOR + 10.000%, 6 mo. EUR EURIBOR + 10.000% 14.105% VRN 1/31/26 EUR (d) (e)	42,190	43,240
Verisure Holding AB, 2021 EUR Term Loan, 0.000% 3/27/28 EUR (e) (f)	1,000,000	1,073,251
		1,224,988
United Kingdom — 4.7%
BCP V Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EUR EURIBOR + 4.425% 8.327% VRN 12/15/28 EUR (e)	500,000	534,085
City Football Group Ltd., Term Loan, 1 mo. USD Term SOFR + 3.000% 8.443% VRN 7/21/28	909,278	907,578
Fleet Midco I Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.580% VRN 2/21/31	199,005	199,005
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EUR EURIBOR + 2.125% 5.991% VRN 1/29/27 EUR (e)	500,000	534,629
HNVR Holdco Ltd., 2024 EUR Term Loan D2, 0.000% 9/12/27 EUR (e) (f)	500,000	539,366
Homeserve USA Holding Corp., Term Loan, 1 mo. USD Term SOFR + 3.000% 8.329% VRN 10/21/30	207,135	207,601
IVC Acquisition Ltd., 2023 EUR Term Loan B, 3 mo. EUR EURIBOR + 5.000% 9.071% VRN 12/12/28 EUR (e)	500,000	529,348
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EUR EURIBOR + 4.250% 8.813% VRN 4/25/29 EUR (e)	500,000	537,877
Motion Finco SARL, 2023 EUR Term Loan B, 0.000% 11/12/29 EUR (e) (f)	500,000	535,379

The accompanying notes are an integral part of the financial statements.
27

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tunstall Group Holdings Limited, 2023 EUR Reinstated Term Loan B (Acquired 11/30/23, Cost $319,130), 6 mo. EUR EURIBOR + 0.100% 4.126% - 4.900% VRN 12/20/27 EUR (d) (e)	$ 293,223	$ 255,605
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EUR EURIBOR + 3.500% 7.359% VRN 10/15/31 EUR (e)	700,000	742,221
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 1 mo. EUR EURIBOR + 0.100%, 3 mo. EUR EURIBOR + 0.100% 3.920% VRN 12/31/27 EUR (e)	252,228	152,385
2023 EUR Floating PIK Term Loan, 3 mo. EUR EURIBOR + 0.100% 4.032% VRN 12/31/27 EUR (e)	159,884	164,298
2023 EUR Floating PIK Super Senior Term Loan, 1 mo. EUR EURIBOR + 8.000% 11.864% VRN 6/30/27 EUR (e)	96,084	107,547
Vue International Bidco PLC, 2022 EUR Term Loan, 1 mo. EUR EURIBOR + 8.000%, 6 mo. EUR EURIBOR + 8.000%, 11.855% - 12.130% VRN 6/30/27 EUR (e)	158,216	166,851
		6,113,775
United States — 32.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 9.192% VRN 10/01/25	406,098	398,257
2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.750% 10.192% VRN 10/01/25	115,618	113,499
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500% 10.827% VRN 6/30/28	570,371	566,983
Ahead DB Holdings LLC, 2024 Incremental Term Loan B (Acquired 1/24/24, Cost $250,000), 3 mo. USD Term SOFR + 4.250% 9.559% VRN 1/24/31 (d)	252,525	253,197
AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.945% VRN 2/04/28	397,408	397,729

	Principal Amount	Value
AqGen Island Holdings, Inc., Term Loan, 0.000% 8/02/28 (f)	$ 142,857	$ 142,143
Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.080% VRN 8/18/30	172,323	172,711
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.930% VRN 12/11/28	645,051	640,781
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000%, 9.564% VRN 10/13/28	195,958	176,264
AssuredPartners, Inc.
2020 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.942% VRN 2/12/27	147,163	147,256
2023 Term Loan B4, 1 mo. USD Term SOFR + 3.750% 9.077% VRN 2/12/27	155,238	155,303
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000% 9.427% VRN 8/19/28	294,241	282,777
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 10.692% VRN 1/20/29	375,862	334,810
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%, 8.580% VRN 2/15/29	654,516	647,460
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.250% 8.676% - 8.676% VRN 3/03/25	15	15
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250% 9.580% VRN 12/29/28	404,314	406,590
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000% 9.329% VRN 6/09/28	239,990	223,641
Broadstreet Partners, Inc.
2020 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.445% VRN 1/27/27	148,837	149,175
2023 Term Loan B3, 1 mo. USD Term SOFR + 3.750% 9.080% VRN 1/27/29	143,314	143,600

The accompanying notes are an integral part of the financial statements.
28

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750% 8.040% VRN 2/06/31	$ 326,063	$ 326,063
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.695% VRN 10/18/28	872,768	872,951
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.309% VRN 7/06/29	360,418	361,337
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.827% VRN 12/01/27	209,245	209,554
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 9.441% VRN 8/23/28	232,939	232,606
Cloud Software Group, Inc., 2022 USD Term Loan A, 2 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500% 9.909% VRN 9/29/28	161,390	160,606
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 9.180% VRN 10/08/28	54,380	54,108
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000% 11.430% VRN 10/08/29	266,667	264,000
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.675% 9.105% VRN 4/13/29 (f)	398,329	398,740
CoreLogic, Inc.
Term Loan, 1 mo. USD Term SOFR + 3.500% 8.945% VRN 6/02/28	296,203	288,937
2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.500% 11.945% VRN 6/04/29	233,375	219,022
Cotiviti Corp., 2024 Term Loan, 0.000% 2/21/31 (f)	299,643	298,894
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750% 9.360% VRN 12/29/27	479,227	402,790
Cyanco Intermediate 2 Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.750% 10.077% VRN 7/10/28	170,429	170,926

	Principal Amount	Value
Delta TopCo, Inc., 2020 Term Loan B, 6 mo. USD Term SOFR + 3.750% 9.121% VRN 12/01/27	$ 299,231	$ 299,371
Electron BidCo, Inc., 2021 Term Loan, 0.000% 11/01/28 (f)	1,496,183	1,498,517
Emrld Borrower LP, Term Loan B, 0.000% 5/31/30 (f)	1,197,003	1,195,806
Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.327% VRN 2/12/31	168,401	168,588
First Student Bidco, Inc.
Term Loan C, 3 mo. USD Term SOFR + 3.000% 8.312% VRN 7/21/28	65,828	65,691
Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.312% VRN 7/21/28	217,010	216,559
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250% 9.575% VRN 5/05/29	322,751	319,423
Fluid-Flow Products, Inc., Term Loan, 3 mo. USD Term SOFR + 3.750% 9.321% VRN 3/31/28	198,469	198,180
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.079% VRN 12/21/28	496,805	492,796
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.409% VRN 10/01/27	296,173	282,698
Gates Global LLC, 2021 Term Loan B3, 0.000% 3/31/27 (f)	499,304	499,813
GHX Ultimate Parent Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.557% VRN 6/30/27	294,749	296,222
Graham Packaging Co., Inc., 2021 Term Loan, 0.000% 8/04/27 (f)	200,262	200,176
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 3/06/28	597,578	597,494
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.591% VRN 10/12/28	192,542	191,580

The accompanying notes are an integral part of the financial statements.
29

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%, 8.309% VRN 1/31/31	$ 514,908	$ 516,303
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 6.750% 12.182% - 12.192% VRN 8/25/26	310,926	310,871
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.195% VRN 10/19/27	250,000	249,743
Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.077% VRN 1/17/31	170,374	170,640
HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.574% VRN 6/20/30	274,562	274,612
INEOS Quattro Holdings UK Ltd., 2024 EUR Fungible Term Loan B, 0.000% 3/29/29 EUR (e) (f)	500,000	532,321
IPS Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 9.177% VRN 10/02/28	338,375	337,529
IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.177% VRN 12/15/27	297,727	297,662
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.839% VRN 12/01/27	244,280	228,299
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.250% 9.579% VRN 3/01/28	562,729	553,022
Kohler Energy Co. LLC, USD Term Loan B, 0.000% 1/30/31 (f)	463,177	463,562
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.177% VRN 12/17/27	241,766	241,193
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 3 mo. USD Term SOFR + 6.560% 11.890% VRN 4/15/29	113,502	112,650
2024 Extended Term Loan B2, 3 mo. USD Term SOFR + 6.560% 11.890% VRN 4/15/30	114,334	113,477

	Principal Amount	Value
LifePoint Health, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.500% 11.087% VRN 11/16/28	$ 587,562	$ 588,925
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500% 11.975% VRN 12/31/26	119,939	71,964
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD Term SOFR + 3.500% 8.942% VRN 10/15/28	297,722	297,573
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.000% 10.574% VRN 7/27/28	525,448	308,995
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.814% VRN 9/25/28 (f)	398,151	398,449
Mavis Tire Express Services Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.077% VRN 5/04/28	298,485	298,688
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.176% VRN 3/01/29 (f)	329,428	328,377
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.750% 10.192% VRN 7/28/28	248,724	249,080
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.424% VRN 12/18/28	197,481	165,762
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.750% 12.192% VRN 12/17/29	205,479	128,104
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.000% 12.427% VRN 11/01/29	147,368	117,711
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%, 8.441% VRN 10/23/28	819,097	820,858
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%, 9.580% VRN 5/03/28	496,250	492,751
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250% 8.821% VRN 3/12/28 (f)	366,522	302,381

The accompanying notes are an integral part of the financial statements.
30

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mitchell International, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.195% VRN 10/15/28	$ 645,063	$ 645,031
MKS Instruments, Inc. ., 2023 USD Term Loan B, 0.000% 8/17/29 (f)	499,359	498,945
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000% 10.421% VRN 9/09/26	141,687	141,215
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250% 10.570% VRN 2/23/29	361,043	339,922
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 10.423% VRN 4/11/29	146,199	134,602
Nouryon Finance BV, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.307% VRN 4/03/28	500,911	501,663
Olympus Water US Holding Corp., 2021 USD Term Loan B, 0.000% 11/09/28 (f)	249,362	249,300
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.436% VRN 10/05/28	486,128	487,606
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750% 10.341% VRN 7/06/28	345,260	329,724
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 8.579% VRN 11/15/28	298,477	299,050
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.250%, VR 9.824% VRN 12/15/28	591,283	448,417
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.180% VRN 2/01/28	647,870	646,658
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.821% VRN 3/03/28	17,057	15,748
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.723% VRN 4/23/29	238,227	235,592

	Principal Amount	Value
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750% 10.164% VRN 10/15/25	$ 200,000	$ 150,626
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600% 9.906% VRN 10/02/28	77,487	69,157
Proampac PG Borrower LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 4.500% 9.798% - 9.823% VRN 9/15/28	500,000	500,000
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%, 8.692% VRN 3/10/28	396,298	395,521
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 10.692% VRN 1/31/28	300,000	299,688
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD Term SOFR + 4.250% 9.713% VRN 2/01/29	708,593	535,611
2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500% 12.963% VRN 2/01/30	879,618	362,297
Quikrete Holdings, Inc., 2024 Term Loan B, 0.000% 3/25/31 (f)	174,953	175,027
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.087% VRN 1/31/29 (f)	777,300	749,262
Recess Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500% 9.843% VRN 2/20/30	260,926	261,743
RelaDyne, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 5.000% 10.329% VRN 12/22/28	148,065	148,251
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.077% VRN 2/24/28	522,868	523,668
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 8.330% VRN 3/06/27	346,675	346,893

The accompanying notes are an integral part of the financial statements.
31

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.445% VRN 5/12/28	$ 495,554	$ 492,996
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%, 9.945% VRN 8/11/28	347,337	343,825
Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD Term SOFR + 4.000%, 9.571% VRN 2/04/28	498,750	498,127
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.585% VRN 3/04/28	198,465	183,023
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.945% VRN 6/02/28	492,424	495,423
Starfruit Finco BV, 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.423% VRN 4/03/28	115,743	116,033
Tacala, LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 9.327% VRN 1/31/31	179,487	179,432
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.680% VRN 6/01/28	322,772	319,832
TransDigm, Inc., 2023 Term Loan J, 1 mo. USD Term SOFR + 3.250% 8.598% VRN 2/14/31	798,000	801,703
Trident TPI Holdings, Inc., 2023 USD Term Loan, 3 mo. USD Term SOFR + 4.500% 9.809% VRN 9/15/28	358,063	358,109
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%, 8.562% VRN 3/31/28	1,716	1,697
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.814% VRN 2/10/31	384,217	386,042
USI, Inc., 2023 Term Loan B, 0.000% 11/22/29 (f)	748,747	748,642
USIC Holdings, Inc. 2021 Term Loan, 3 mo. USD Term SOFR + 3.500%, 9.064% VRN 5/12/28	198,982	198,439
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.500% 12.064% VRN 5/14/29	147,059	145,466

	Principal Amount	Value
Veritas US, Inc., 2021 EUR Term Loan B, 3 mo. EUR EURIBOR + 4.750% 8.652% VRN 9/01/25 EUR (e)	$ 299,227	$290,987
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.000% 9.445% VRN 8/27/25	738,608	738,608
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.430% VRN 1/13/29	242,284	241,603
Vistra Zero Operating Company LLC, Term Loan B, 0.000% 3/20/31 (f)	173,745	173,745
Wand NewCo 3, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.080% VRN 1/30/31 (f)	261,160	261,771
WeddingWire, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.500%, 9.820% - 9.830% VRN 1/31/28	250,000	249,375
Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.814% VRN 1/31/31	226,415	227,094
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 0.000% 3/09/27 (f)	143,984	128,265
		42,178,595
TOTAL BANK LOANS (Cost $69,727,914)		67,923,671
Corporate Debt — 40.2%
Austria — 0.3%
ams-OSRAM AG
Convertible, 2.125% 11/03/27 EUR (e) (g)	300,000	233,679
10.500% 3/30/29 EUR (e) (g)	200,000	213,396
		447,075
Belgium — 0.4%
Azelis Finance NV 5.750% 3/15/28 EUR (e) (g)	150,000	166,293
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506% 5.850% VRN EUR (e) (g) (h)	300,000	332,915
		499,208
Brazil — 1.5%
Acu Petroleo Luxembourg SARL 7.500% 7/13/35 (g)	524,608	510,654

The accompanying notes are an integral part of the financial statements.
32

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Braskem Netherlands Finance BV 7.250% 2/13/33 (g)	$500,000	$ 480,957
Embraer Netherlands Finance BV 7.000% 7/28/30 (g)	400,000	418,861
Minerva Luxembourg SA 8.875% 9/13/33 (g)	500,000	526,078
		1,936,550
Canada — 0.5%
1375209 BC Ltd. 9.000% 1/30/28 (g) (i)	131,000	128,380
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785% 8.250% VRN 1/15/84	551,000	573,369
		701,749
Cayman Islands — 0.8%
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (g)	1,112,064	1,057,716
Chile — 0.1%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944% 8.750% VRN (g) (h)	200,000	206,250
China — 0.0%
Sunac China Holdings Ltd.
1.000% 9/30/32 (g)	67,718	4,063
6.000% 9/30/26 (g)	27,438	3,018
6.250% 9/30/27 (g)	27,438	2,786
6.750% 9/30/28 (g)	82,314	5,762
7.000% 9/30/29 (g)	82,314	5,351
		20,980
France — 1.8%
Accor SA
5 yr. EUR Swap + 3.252% 2.625% VRN EUR (e) (g) (h)	200,000	211,670
5 yr. EUR Swap + 4.105% 7.250% VRN EUR (e) (g) (h)	200,000	237,209
Electricite de France SA
5 yr. EUR Swap + 2.860% 2.625% VRN EUR (e) (g) (h)	200,000	194,435
5 yr. EUR Swap + 3.970% 3.375% VRN EUR (e) (g) (h)	1,000,000	941,189
iliad SA 5.625% 2/15/30 EUR (e) (g)	300,000	332,199
Orange SA 5 yr. EUR Swap + 2.659% 5.375% VRN EUR (e) (g) (h)	400,000	449,026
		2,365,728
Georgia — 0.5%
Silknet JSC 8.375% 1/31/27 (g)	426,000	429,195

	Principal Amount	Value
TBC Bank JSC 5.750% 6/19/24 (g)	$200,000	$ 199,000
		628,195
Germany — 1.9%
APCOA Parking Holdings GmbH 3 mo. EURIBOR + 5.000% 8.942% FRN 1/15/27 EUR (e) (g)	169,000	182,781
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (e) (g)	400,000	380,799
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (e) (g)	200,000	200,127
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (e) (g)	200,000	216,926
ProGroup AG 3.000% 3/31/26 EUR (e) (g)	250,000	269,338
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924% 3.748% VRN EUR (e) (g) (h)	300,000	305,045
Wintershall Dea Finance 2 BV
5 yr. EUR Swap + 2.924% 2.499% VRN EUR (e) (g) (h)	300,000	298,572
5 yr. EUR Swap + 3.319% 3.000% VRN EUR (e) (g) (h)	200,000	189,342
ZF Europe Finance BV
2.500% 10/23/27 EUR (e) (g)	300,000	303,022
3.000% 10/23/29 EUR (e) (g)	100,000	99,686
		2,445,638
Ghana — 1.2%
Tullow Oil PLC 7.000% 3/01/25 (g)	1,574,000	1,527,370
India — 0.8%
Adani Green Energy Ltd. 4.375% 9/08/24 (g)	500,000	493,593
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy 6.700% 3/12/42 (g)	350,000	338,293
Adani Transmission Step-One Ltd. 4.000% 8/03/26 (g)	300,000	281,998
Future Retail Ltd. 5.600% 1/22/25 (g) (j)	950,000	2,375
		1,116,259
Indonesia — 0.6%
Medco Maple Tree Pte. Ltd. 8.960% 4/27/29 (g)	750,000	779,234
Ireland — 0.4%
Energia Group Roi Financeco DAC 6.875% 7/31/28 EUR (e) (g)	450,000	501,664

The accompanying notes are an integral part of the financial statements.
33

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Italy — 0.2%
Cerved Group SpA 3 mo. EURIBOR + 5.250% 9.190% FRN 2/15/29 EUR (e) (g)	$ 199,000	$ 206,932
Luxembourg — 0.9%
Cidron Aida Finco SARL 5.000% 4/01/28 EUR (e) (g)	100,000	104,513
Mangrove Luxco III SARL 7.775% 10/09/25 EUR (e) (g)	313,125	332,748
Matterhorn Telecom SA 3.125% 9/15/26 EUR (e) (g)	250,000	261,810
Sani/Ikos Financial Holdings 1 SARL 5.625% 12/15/26 EUR (e) (g)	250,000	261,718
Summer BC Holdco A SARL 9.250% 10/31/27 EUR (e) (g)	180,211	188,879
		1,149,668
Mexico — 0.4%
Sixsigma Networks Mexico SA de CV 7.500% 5/02/25 (g)	500,000	481,934
Netherlands — 0.7%
Titan Holdings II BV 5.125% 7/15/29 EUR (e) (g)	500,000	480,028
Wp/ap Telecom Holdings III BV 5.500% 1/15/30 EUR (e) (g)	500,000	498,294
		978,322
Norway — 0.2%
Var Energi ASA 5 yr. EURIBOR ICE Swap + 4.765% 7.862% VRN 11/15/83 EUR (e) (g)	250,000	289,951
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002% 6.200% VRN 6/07/34 (g)	300,000	299,550
Philippines — 0.6%
Metropolitan Bank & Trust Co. 5.500% 3/06/34 (g)	750,000	751,323
Russia — 0.0%
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380% 7.750% VRN (g) (h) (j)	500,000	14,063
Saudi Arabia — 0.2%
Alinma Tier 1 Sukuk Ltd. 5 yr. CMT + 2.201% 6.500% VRN (g) (h)	250,000	252,345
Slovenia — 0.2%
Nova Ljubljanska Banka DD 5 yr. EURIBOR ICE Swap + 4.230% 6.875% VRN 1/24/34 EUR (e) (g)	200,000	223,408

	Principal Amount	Value
Spain — 1.5%
Anarafe SL 3 mo. EURIBOR + 12.750% 16.662% 12/31/26 EUR (e) (g)	$ 85,548	$ 112,267
Cellnex Telecom SA, Convertible, 0.750% 11/20/31 EUR (e) (g)	300,000	276,514
Grifols SA 3.875% 10/15/28 EUR (e) (g)	200,000	170,139
Kaixo Bondco Telecom SA 5.125% 9/30/29 EUR (e) (g)	600,000	625,921
Telefonica Europe BV
6 yr. EUR Swap + 2.866% 2.880% VRN EUR (e) (g) (h)	100,000	99,410
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (e) (g) (h)	600,000	670,840
		1,955,091
Sweden — 0.1%
Verisure Midholding AB 5.250% 2/15/29 EUR (e) (g)	122,000	127,002
Turkey — 1.1%
Akbank TAS 5 yr. CMT + 5.270% 9.369% VRN (g) (h)	400,000	398,520
Arcelik AS 8.500% 9/25/28 (g)	535,000	555,763
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090% 8.375% VRN 2/28/34 (g)	220,000	219,450
WE Soda Investments Holding PLC 9.500% 10/06/28 (g)	306,000	316,996
		1,490,729
United Arab Emirates — 0.6%
DP World Salaam 5 yr. CMT + 5.750% 6.000% VRN (g) (h)	555,000	552,503
Sobha Sukuk Ltd. 8.750% 7/17/28 (g)	200,000	200,550
		753,053
United Kingdom — 4.1%
Connect Finco SARL/Connect US Finco LLC 6.750% 10/01/26 (g)	521,000	510,723
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750% 1.000% VRN 9/15/49 GBP (e) (g) (j)	150,000	95
KCA Deutag Pikco PLC 15.000% 12/01/27	109,406	110,090
KCA Deutag UK Finance PLC 9.875% 12/01/25 (g)	500,000	503,447
Secured Overnight Financing Rate + 9.000% 14.396% FRN 12/01/25	143,476	146,417

The accompanying notes are an integral part of the financial statements.
34

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Airfinance Holdings Ltd. 8.125% 3/30/29 (g)	$139,000	$ 147,009
8.375% 5/01/28 (g)	131,000	138,856
Ocado Group PLC Convertible, 0.750% 1/18/27 GBP (e) (g)	100,000	98,865
3.875% 10/08/26 GBP (e) (g)	300,000	338,887
Travelex Financing PLC 8.000% 5/15/22 EUR (e) (g) (j)	1,050,000	4,248
Travelex Issuerco Ltd. 12.500% 8/05/25 GBP (e) (g)	1,749,732	2,594,898
TVL Finance PLC 10.250% 4/28/28 GBP (e) (g)	100,000	131,163
Vodafone Group PLC 5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (e) (g)	500,000	486,988
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (e) (g)	150,000	174,031
		5,385,717
United States — 18.0%
AdaptHealth LLC 4.625% 8/01/29 (g)	500,000	430,273
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.000% 1/15/31 (g)	251,000	253,515
American Airlines, Inc./ AAdvantage Loyalty IP Ltd. 5.500% 4/20/26 (g)	446,250	443,211
5.750% 4/20/29 (g)	114,000	112,057
AmWINS Group, Inc. 6.375% 2/15/29 (g)	183,000	183,988
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.000% 9/01/29 (g)	300,000	241,815
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125% 8/15/26 EUR (e) (g)	100,000	92,781
Arsenal AIC Parent LLC 8.000% 10/01/30 (g)	312,000	327,564
Artera Services LLC 8.500% 2/15/31 (g)	133,000	136,357
AthenaHealth Group, Inc. 6.500% 2/15/30 (g) (i)	156,000	142,681
Avient Corp. 7.125% 8/01/30 (g)	140,000	143,543
Bath & Body Works, Inc. 6.875% 11/01/35	251,000	256,662
Bausch Health Cos., Inc. 5.500% 11/01/25 (g)	314,000	296,388
14.000% 10/15/30 (g)	200,000	115,058

	Principal Amount	Value
Caesars Entertainment, Inc. 6.500% 2/15/32 (g)	$ 58,000	$ 58,511
Carnival Corp. 5.750% 3/01/27 (g)	406,000	401,833
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250% 2/01/31 (g)	325,000	265,411
CHS/Community Health Systems, Inc. 8.000% 3/15/26 (g)	248,000	247,499
Clear Channel Outdoor Holdings, Inc. 7.875% 4/01/30 (g)	156,000	155,088
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (g)	155,000	154,875
8.750% 4/15/30 (g)	430,000	422,492
CSC Holdings LLC 4.625% 12/01/30 (g)	300,000	152,344
CVR Energy, Inc. 5.750% 2/15/28 (g)	379,000	355,404
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875% 8/15/27 (g)	356,000	336,789
EnLink Midstream Partners LP 5.600% 4/01/44 (i)	206,000	183,412
EQM Midstream Partners LP 4.500% 1/15/29 (g)	170,000	159,399
4.750% 1/15/31 (g)	354,000	329,204
ESC Briggs & Stratton, Inc. 6.875% 12/15/49 (a) (b) (j)	514,000	—
Frontier Communications Holdings LLC 6.000% 1/15/30 (g)	500,000	423,514
Genesis Energy LP/Genesis Energy Finance Corp. 8.000% 1/15/27	500,000	505,814
8.250% 1/15/29	111,000	113,952
Getty Images, Inc. 9.750% 3/01/27 (g)	650,000	649,654
Global Infrastructure Solutions, Inc. 5.625% 6/01/29 (g)	218,000	199,889
Graham Packaging Co., Inc. 7.125% 8/15/28 (g)	407,000	369,024
Herbalife Ltd., Convertible, 4.250% 6/15/28 (g)	197,000	170,031
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% 9/01/25 (g)	744,000	743,897
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 6.625% 1/15/32 (g)	109,000	109,440

The accompanying notes are an integral part of the financial statements.
35

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc. 4.875% 6/01/29 (g)	$ 141,000	$ 97,995
Hughes Satellite Systems Corp. 6.625% 8/01/26	150,000	88,351
ITT Holdings LLC 6.500% 8/01/29 (g)	400,000	365,040
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.750% 12/01/31	150,000	129,694
5.500% 1/15/30	586,000	577,512
Level 3 Financing, Inc. 11.000% 11/15/29 (g)	512,000	532,480
Life Time, Inc. 8.000% 4/15/26 (g)	317,000	320,829
LifePoint Health, Inc. 11.000% 10/15/30 (g)	301,000	321,706
Live Nation Entertainment, Inc. 4.750% 10/15/27 (g) (i)	250,000	238,707
MasTec, Inc. 4.500% 8/15/28 (g)	554,000	526,784
Mauser Packaging Solutions Holding Co. 9.250% 4/15/27 (g)	311,000	308,523
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (g)	154,050	154,900
Neogen Food Safety Corp. 8.625% 7/20/30 (g)	413,000	444,905
Newell Brands, Inc. 5.700% STEP 4/01/26	200,000	196,435
6.875% STEP 4/01/36	77,000	67,955
7.000% 4/01/46	100,000	80,773
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (g)	83,000	85,007
8.375% 2/15/32 (g)	147,000	150,691
Nordstrom, Inc. 5.000% 1/15/44	53,000	41,072
Novelis Corp. 3.875% 8/15/31 (g)	700,000	601,304
Occidental Petroleum Corp. 6.125% 1/01/31	452,000	468,096
6.375% 9/01/28	407,000	422,646
OI European Group BV 6.250% 5/15/28 EUR (e) (g)	130,000	146,152
Olympus Water US Holding Corp. 4.250% 10/01/28 (g)	210,000	190,521
7.125% 10/01/27 (g)	285,000	287,886

	Principal Amount	Value
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (g)	$ 204,000	$190,306
PECF USS Intermediate Holding III Corp. 8.000% 11/15/29 (g)	610,000	320,379
Pentair Finance SARL 5.900% 7/15/32	750,000	774,298
Permian Resources Operating LLC 7.000% 1/15/32 (g)	124,000	128,639
PetSmart, Inc./PetSmart Finance Corp. 7.750% 2/15/29 (g)	500,000	486,771
Pike Corp. 5.500% 9/01/28 (g)	655,000	626,930
PRA Group, Inc. 7.375% 9/01/25 (g) (i)	250,000	249,555
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250% 1/15/28 (g)	500,000	489,789
PROG Holdings, Inc. 6.000% 11/15/29 (g)	317,000	296,279
Regal Rexnord Corp. 6.050% 4/15/28 (g)	500,000	506,882
Sabre Global, Inc., Convertible, 7.320% 8/01/26	38,000	32,755
Sonic Automotive, Inc. 4.875% 11/15/31 (g)	289,000	252,995
T-Mobile USA, Inc. 3.375% 4/15/29	750,000	693,623
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375% 2/15/29 (g)	200,000	201,195
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/01/31	251,000	240,279
TransDigm, Inc. 6.750% 8/15/28 (g)	258,000	261,405
Trident TPI Holdings, Inc. 12.750% 12/31/28 (g)	318,000	339,287
UGI International LLC 2.500% 12/01/29 EUR (e) (g)	500,000	482,664
UKG, Inc. 6.875% 2/01/31 (g)	109,000	111,041
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% 9/01/25 (g)	341,000	312,650
Vibrantz Technologies, Inc. 9.000% 2/15/30 (g) (i)	150,000	138,524
		23,665,579

The accompanying notes are an integral part of the financial statements.
36

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Uzbekistan — 0.2%
Uzbek Industrial & Construction Bank ATB 5.750% 12/02/24 (g)	$ 300,000	$293,796
Zambia — 0.2%
First Quantum Minerals Ltd. 9.375% 3/01/29 (g)	245,000	253,799
TOTAL CORPORATE DEBT (Cost $55,589,355)		52,805,878
Non-U.S. Government Agency Obligations — 6.1%
Cayman Islands — 4.1%
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD Term SOFR + 5.462% 10.779% FRN 7/20/30 (g)	800,000	763,076
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD Term SOFR + 6.872% 12.187% FRN 7/23/34 (g)	1,000,000	968,549
CIFC Funding Ltd., Series 2017-5A, Class D, 3 mo. USD Term SOFR + 6.362% 11.678% FRN 11/16/30 (g)	500,000	499,937
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB, 7.790% VRN 4/19/30 (g) (k)	500,000	165,000
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD Term SOFR + 5.262% 10.579% FRN 4/20/30 (g)	500,000	485,227
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD Term SOFR + 7.862% 13.176% FRN 7/15/30 (g)	500,000	471,532
Magnetite VII Ltd., Series 2012-7A, Class SUB, 5.000% VRN 1/15/28 (g) (k)	2,000,000	530,612
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class SUB, 6.928% VRN 7/20/26 (g) (k)	1,400,000	615,262
Wellfleet CLO Ltd., Series 2018-1A, Class E, 3 mo. USD Term SOFR + 5.762% 11.078% FRN 7/17/31 (g)	1,000,000	886,046
		5,385,241

	Principal Amount	Value
Ireland — 2.0%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220% 10.152% FRN 7/17/34 EUR (e) (g)	$ 800,000	$819,361
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170% 9.112% FRN 10/15/31 EUR (e) (g)	725,000	743,784
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160% 10.130% FRN 7/21/34 EUR (e) (g)	1,000,000	1,061,093
		2,624,238
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,547,533)		8,009,479
TOTAL BONDS & NOTES (Cost $135,864,802)		128,739,028
	Number of Shares
RIGHTS — 0.0%
Norway — 0.0%
Silk Topco AS, CVR (a) (b) (c)	52,953	—
TOTAL RIGHTS (Cost $0)		—
Warrants — 0.0%
United Kingdom — 0.0%
Travelex Topco Ltd. (c)	837	23,241
TOTAL WARRANTS (Cost $0)		23,241
TOTAL LONG-TERM INVESTMENTS (Cost $136,564,694)		129,363,032
Short-Term Investments — 8.4%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	1,060,495	1,060,495

Principal Amount
Repurchase Agreement — 7.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (m)	$9,947,990	9,947,990

The accompanying notes are an integral part of the financial statements.
37

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount
TOTAL SHORT-TERM INVESTMENTS (Cost $11,008,485)		$11,008,485
TOTAL INVESTMENTS — 106.8% (Cost $147,573,179) (n)		140,371,517
Other Assets/(Liabilities) — (6.8)%		(8,957,084)
NET ASSETS — 100.0%		$131,414,433

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $90,102 or 0.07% of net assets.
(b)	Investment is valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $742,204 or 0.56% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(g)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $55,112,152 or 41.94% of net assets.

(h)	Security is perpetual and has no stated maturity date.
(i)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,038,535 or 0.79% of net assets. (Note 2).
(j)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $20,781 or 0.02% of net assets.

(k)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(l)	Represents investment of security lending cash collateral. (Note 2).
(m)
Maturity value of $9,949,758. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $10,146,993.

(n)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/22/24	USD	35,610,405	EUR	32,683,662	$322,935
Morgan Stanley & Co. LLC*	4/22/24	USD	3,449,592	GBP	2,709,389	29,583
Morgan Stanley & Co. LLC*	4/22/24	USD	98,808	CAD	133,770	22
						$ 352,540

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
38

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 95.2%
Corporate Debt — 35.7%
Azerbaijan — 1.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (a) (b)	$ 600,000	$ 605,986
Brazil — 3.1%
Acu Petroleo Luxembourg SARL 7.500% 7/13/35 (b)	282,183	274,677
BRF SA 5.750% 9/21/50 (b)	500,000	397,746
Embraer Netherlands Finance BV 7.000% 7/28/30 (b)	250,000	261,788
Minerva Luxembourg SA 8.875% 9/13/33 (b)	429,000	451,375
		1,385,586
Chile — 0.9%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944% 8.750% VRN (b) (c)	373,000	384,656
China — 1.0%
Prosus NV 3.832% 2/08/51 (b)	706,000	434,540
Georgia — 2.3%
Silknet JSC 8.375% 1/31/27 (b)	597,000	601,478
TBC Bank JSC 5 yr. USD ICE Swap + 8.995% 10.775% VRN (b) (c)	445,000	444,110
		1,045,588
Ghana — 2.0%
Tullow Oil PLC 7.000% 3/01/25 (b)	540,000	524,002
10.250% 5/15/26 (b)	381,000	362,302
		886,304
Guatemala — 0.9%
Millicom International Cellular SA 7.375% 4/02/32 (b) (d)	400,000	400,000
India — 2.6%
Adani Electricity Mumbai Ltd. 3.949% 2/12/30 (b)	250,000	212,543
Adani Green Energy UP Ltd./ Prayatna Developers Pvt Ltd./ Parampujya Solar Energy 6.700% 3/12/42 (b)	292,000	281,947
Future Retail Ltd. 5.600% 1/22/25 (b) (e)	794,000	1,985

	Principal Amount	Value
India Cleantech Energy 4.700% 8/10/26 (b)	$ 702,460	$ 658,908
		1,155,383
Indonesia — 2.5%
Indonesia Asahan Aluminium PT/ Mineral Industri Indonesia Persero PT 4.750% 5/15/25 (b)	500,000	493,571
Medco Maple Tree Pte. Ltd. 8.960% 4/27/29 (b)	600,000	623,387
		1,116,958
Mexico — 5.4%
Banco Mercantil del Norte SA 10 yr. CMT + 5.034% 6.625% VRN (b) (c)	984,000	899,130
Cemex SAB de CV 5 yr. CMT + 5.157% 9.125% VRN (b) (c)	209,000	227,048
Infraestructura Energetica Nova SAPI de CV 4.750% 1/15/51 (b)	312,000	240,981
Sixsigma Networks Mexico SA de CV 7.500% 5/02/25 (b)	500,000	481,934
Tierra Mojada Luxembourg II SARL 5.750% 12/01/40 (b)	633,269	581,890
		2,430,983
Morocco — 1.5%
OCP SA 5.125% 6/23/51 (b)	912,000	685,596
Nigeria — 0.5%
IHS Netherlands Holdco BV 8.000% 9/18/27 (b)	250,000	237,855
Paraguay — 1.1%
Rutas 2 & 7 Finance Ltd. 0.000% 9/30/36 (b)	708,333	480,723
Peru — 1.1%
Banco BBVA Peru SA 5 yr. CMT + 2.002% 6.200% VRN 6/07/34 (b)	250,000	249,625
Banco Internacional del Peru SAA Interbank 1 yr. CMT + 3.652% 7.625% VRN 1/16/34 (b)	257,000	267,666
		517,291
Philippines — 0.6%
Metropolitan Bank & Trust Co. 5.500% 3/06/34 (b)	250,000	250,441

The accompanying notes are an integral part of the financial statements.
39

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Russia — 0.2%
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380% 7.750% VRN (b) (c) (e)	$ 1,450,000	$40,781
5 year CMT + 6.427% 8.000% VRN 4/07/30 (b) (e)	1,165,000	58,250
		99,031
Saudi Arabia — 2.0%
Greensaif Pipelines Bidco SARL 6.510% 2/23/42 (b)	521,000	541,442
Saudi Arabian Oil Co. 3.500% 11/24/70 (b)	529,000	343,966
		885,408
Slovenia — 0.5%
Nova Ljubljanska Banka DD 5 yr. EURIBOR ICE Swap + 4.230% 6.875% VRN 1/24/34 EUR (b) (f)	200,000	223,408
South Africa — 0.8%
Anglo American Capital PLC 3.950% 9/10/50 (b)	500,000	375,927
Turkey — 1.0%
Akbank TAS 5 yr. CMT + 5.270% 9.369% VRN (b) (c)	250,000	249,300
WE Soda Investments Holding PLC 9.500% 10/06/28 (b)	214,000	221,690
		470,990
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC 5 yr. CMT + 3.524% 8.000% VRN (b) (c)	497,000	531,790
First Abu Dhabi Bank PJSC 5 yr. CMT + 1.700% 6.320% VRN 4/04/34 (b)	291,000	297,277
		829,067
United States — 2.6%
European Bank for Reconstruction & Development 0.000% 11/10/30 TRY (f)	203,000,000	455,848
Gabon Blue Bond Master Trust 6.097% 8/01/38 (b)	500,000	498,170
Inter American Development Bank 6.550% 2/27/31 CRC (f) (g) (h)	100,000,000	199,800
		1,153,818
TOTAL CORPORATE DEBT (Cost $19,394,619)		16,055,539

	Principal Amount	Value
Sovereign Debt Obligations — 59.5%
Albania — 1.8%
Albania Government International Bond 5.900% 6/09/28 EUR (b) (f)	$720,000	$ 797,170
Angola — 1.3%
Angolan Government International Bond 9.375% 5/08/48 (b)	660,000	568,156
Armenia — 1.0%
Republic of Armenia International Bond 3.600% 2/02/31 (b)	540,000	437,404
Bahamas — 1.7%
Bahamas Government International Bond 8.950% 10/15/32 (b)	540,000	521,873
9.000% 6/16/29 (b)	230,000	224,710
		746,583
Brazil — 1.5%
Brazilian Government International Bond 4.750% 1/14/50	200,000	149,711
5.625% 2/21/47	370,000	317,261
7.125% 5/13/54	200,000	201,310
		668,282
Chile — 2.6%
Bonos de la Tesoreria de la Republica 3.400% 10/01/39 CLP (b) (f)	259,504,350	297,573
Bonos de la Tesoreria de la Republica en pesos 5.800% 10/01/34 CLP (b) (f)	530,000,000	555,091
Chile Government International Bond 4.850% 1/22/29	340,000	336,762
		1,189,426
Colombia — 1.5%
Colombia Government International Bond 8.000% 11/14/35	200,000	210,000
Colombian TES 7.250% 10/26/50 COP (f)	2,500,000,000	455,502
		665,502
Costa Rica — 1.3%
Costa Rica Government International Bond 6.125% 2/19/31 (b)	350,000	354,053

The accompanying notes are an integral part of the financial statements.
40

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
7.300% 11/13/54 (b)	$200,000	$ 212,215
		566,268
Czech Republic — 6.4%
Czech Republic Government Bond 0.950% 5/15/30 CZK (b) (f)	20,000,000	721,239
1.500% 4/24/40 CZK (f)	36,650,000	1,098,526
2.500% 8/25/28 CZK (b) (f)	26,000,000	1,053,675
		2,873,440
Dominican Republic — 2.1%
Dominican Republic International Bond 5.500% 2/22/29 (b)	365,000	353,871
6.000% 2/22/33 (b)	590,000	572,585
		926,456
Egypt — 1.0%
Egypt Government International Bond 7.625% 5/29/32 (b)	510,000	433,745
Guatemala — 0.9%
Guatemala Government Bond 4.650% 10/07/41 (b)	490,000	392,849
Hungary — 4.3%
Hungary Government International Bond 3.000% 4/25/41 HUF (f)	710,000,000	1,219,684
6.250% 9/22/32 (b)	480,000	498,701
Magyar Export-Import Bank Zrt 6.125% 12/04/27 (b)	200,000	201,000
		1,919,385
Ivory Coast — 1.2%
Ivory Coast Government International Bond 5.750% STEP 12/31/32 (b)	264,714	251,598
5.875% 10/17/31 EUR (b) (f)	300,000	298,442
		550,040
Jamaica — 0.5%
Jamaica Government International Bond 7.875% 7/28/45	200,000	234,859
Kenya — 0.6%
Republic of Kenya Government International Bond 8.000% 5/22/32 (b)	290,000	271,225
Mexico — 5.7%
Mexican Bonos 5.750% 3/05/26 MXN (f)	5,210,000	289,829
7.750% 5/29/31 MXN (f)	13,400,000	740,621
8.000% 11/07/47 MXN (f)	20,000,000	1,036,603

	Principal Amount	Value
Mexico Government International Bond 6.338% 5/04/53	$270,000	$ 266,381
6.350% 2/09/35	200,000	206,181
		2,539,615
Morocco — 1.6%
Morocco Government International Bond 5.500% 12/11/42 (b)	570,000	500,174
6.500% 9/08/33 (b)	230,000	237,458
		737,632
Oman — 1.9%
Oman Government International Bond 6.250% 1/25/31 (b)	350,000	361,771
6.750% 1/17/48 (b)	200,000	204,460
7.375% 10/28/32 (b)	270,000	300,048
		866,279
Paraguay — 2.7%
Paraguay Government International Bond 5.400% 3/30/50 (b)	330,000	289,752
5.600% 3/13/48 (b)	245,000	222,030
6.100% 8/11/44 (b)	245,000	237,396
7.900% 2/09/31 PYG (b) (f)	3,381,000,000	471,358
		1,220,536
Peru — 2.2%
Peru Government Bond 6.850% 2/12/42 PEN (f)	3,909,000	997,969
Philippines — 0.5%
Philippines Government International Bond 5.500% 1/17/48	240,000	243,601
Poland — 1.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)	200,000	198,758
6.250% 10/31/28 (b)	251,000	261,994
		460,752
Romania — 1.9%
Romania Government International Bond 4.625% 4/03/49 EUR (b) (f)	600,000	560,039
6.625% 9/27/29 EUR (b) (f)	270,000	314,753
		874,792
Serbia — 2.5%
Serbia International Bond 2.050% 9/23/36 EUR (b) (f)	1,509,000	1,137,277

The accompanying notes are an integral part of the financial statements.
41

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Africa — 3.7%
Republic of South Africa Government International Bond 8.750% 1/31/44 ZAR (f)	$20,850,000	$769,931
8.750% 2/28/48 ZAR (f)	25,000,000	911,431
		1,681,362
Sri Lanka — 2.3%
Sri Lanka Government International Bond 6.825% 7/18/26 (b) (e)	200,000	118,992
6.850% 11/03/25 (b) (e)	325,000	193,366
7.550% 3/28/30 (b) (e)	465,000	271,992
7.850% 3/14/29 (b) (e)	750,000	440,596
		1,024,946
Tajikistan — 2.1%
Republic of Tajikistan International Bond 7.125% 9/14/27 (b)	1,015,000	926,350
Turkey — 1.0%
Turkiye Government International Bond 9.375% 1/19/33	400,000	444,192
Uruguay — 0.7%
Uruguay Government International Bond 5.750% 10/28/34	300,000	316,350
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $27,244,124)		26,712,443
TOTAL BONDS & NOTES (Cost $46,638,743)		42,767,982
TOTAL PURCHASED OPTIONS (#) — 0.0%
(Cost $40,934)		3,523
TOTAL LONG-TERM INVESTMENTS (Cost $46,679,677)		42,771,505

Number of Shares
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	115,640	115,640

	Principal Amount	Value
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (j)	$ 192,153	$192,153
Sovereign Debt Obligations — 0.3%
Egypt Treasury Bills 0.000% 3/18/25 EGP (f)	1,400,000	23,264
30.030% 3/11/25 EGP (f) (k)	5,725,000	95,613
		118,877
TOTAL SHORT-TERM INVESTMENTS (Cost $423,885)		426,670
TOTAL INVESTMENTS — 96.2%
(Cost $47,103,562) (l)		43,198,175
Other Assets/ (Liabilities) — 3.8%		1,727,239
NET ASSETS — 100.0%		$44,925,414

Abbreviation Legend

CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
ICE	Inter-Continental Exchange
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $113,203 or 0.25% of net assets. (Note 2).
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $31,665,630 or 70.48% of net assets.

(c)	Security is perpetual and has no stated maturity date.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $1,125,962 or 2.51% of net assets.

(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the financial statements.
42

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $199,800 or 0.44% of net assets.
(h)	Investment is valued using significant unobservable inputs.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)
Maturity value of $192,187. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $196,030.

(k)	The rate shown represents yield-to-maturity.
(l)	See Note 6 for aggregate cost for federal tax purposes.
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
AUD Call USD Put	Bank of America N.A.*	6/10/24	0.68	1,750,000	AUD	1,750,000	$ 2,228	$ 16,954	$ (14,726)
AUD Call USD Put	Bank of America N.A.*	6/10/24	0.69	3,498,000	AUD	3,498,000	1,270	21,176	(19,906)
AUD Call USD Put	Bank of America N.A.*	6/10/24	0.73	1,750,000	AUD	1,750,000	25	2,804	(2,779)
							$3,523	$40,934	$(37,411)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/23/24	USD	96,387	JPY	14,367,694	$1,171
Bank of America N.A.*	5/14/24	HUF	411,503,199	USD	1,134,555	(10,197)
Bank of America N.A.*	7/16/24	USD	2,266,106	GBP	1,784,468	12,569
BNP Paribas SA*	4/16/24	RON	4,470,475	USD	983,048	(12,840)
BNP Paribas SA*	4/23/24	THB	34,178,095	USD	971,327	(33,024)
BNP Paribas SA*	5/21/24	JPY	214,275,432	USD	1,464,000	(37,785)
BNP Paribas SA*	5/21/24	USD	1,187,474	JPY	176,248,390	14,367
Citibank N.A.*	4/09/24	USD	524,530	CLP	488,689,108	25,842
Citibank N.A.*	4/09/24	PEN	2,685,515	USD	713,000	8,835
Citibank N.A.*	4/09/24	CLP	488,689,108	USD	532,954	(34,266)
Citibank N.A.*	4/16/24	ARS	116,622,000	USD	114,000	19,793
Citibank N.A.*	4/23/24	THB	23,489,325	USD	675,000	(30,139)
Citibank N.A.*	4/23/24	JPY	14,367,694	USD	99,526	(4,310)
Citibank N.A.*	4/23/24	USD	755,000	THB	26,885,324	16,908
Citibank N.A.*	5/07/24	CLP	468,085,585	USD	479,105	(1,871)
Citibank N.A.*	5/14/24	PLN	5,323,486	USD	1,310,000	22,297
Citibank N.A.*	5/14/24	USD	2,214,000	CZK	52,603,467	(28,460)
Citibank N.A.*	5/21/24	USD	1,057,971	PHP	59,796,548	(5,708)
Citibank N.A.*	7/16/24	ARS	153,900,000	USD	114,000	35,919
Citibank N.A.*	9/16/24	ARS	102,149,520	USD	85,125	4,294
Citibank N.A.*	3/07/25	NGN	386,912,000	USD	226,000	28,883
Goldman Sachs International*	4/09/24	USD	2,347,000	MXN	42,192,106	(188,202)
Goldman Sachs International*	4/16/24	CHF	2,122,834	USD	2,431,000	(73,753)
Goldman Sachs International*	4/16/24	USD	2,863,041	ZAR	53,661,122	32,714
Goldman Sachs International*	4/16/24	USD	4,668,230	CHF	3,931,289	302,830
Goldman Sachs International*	5/14/24	PLN	182,828	USD	45,038	718
Goldman Sachs International*	5/14/24	TRY	333,354	USD	9,884	(84)
Goldman Sachs International*	5/14/24	USD	220,357	CHF	190,533	8,127

The accompanying notes are an integral part of the financial statements.
43

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International*	5/21/24	USD	2,699,627	SGD	3,619,444	$13,048
Goldman Sachs International*	5/21/24	USD	2,318,661	JPY	348,677,871	(2,135)
HSBC Bank PLC*	4/09/24	MXN	1,813,575	USD	101,433	7,539
HSBC Bank PLC*	4/16/24	ILS	9,830,113	USD	2,645,028	29,862
HSBC Bank PLC*	4/16/24	USD	1,623,000	ILS	6,143,639	(48,757)
HSBC Bank PLC*	5/14/24	USD	709,199	CZK	16,508,731	5,440
HSBC Bank PLC*	5/21/24	JPY	310,650,829	USD	2,126,176	(58,488)
HSBC Bank PLC*	5/21/24	KRW	2,617,123,520	USD	1,973,103	(28,535)
HSBC Bank PLC*	5/21/24	THB	53,448,528	USD	1,501,912	(31,249)
HSBC Bank PLC*	5/21/24	USD	962,520	CNH	6,903,009	10,208
JP Morgan Chase Bank N.A.*	4/09/24	BRL	6,129,967	USD	1,183,163	38,153
Morgan Stanley & Co. LLC*	4/09/24	PEN	1,456,996	USD	388,698	2,925
Morgan Stanley & Co. LLC*	4/09/24	MXN	81,088,785	USD	4,560,662	311,730
Morgan Stanley & Co. LLC*	4/09/24	BRL	11,969,442	USD	2,419,000	(34,245)
Morgan Stanley & Co. LLC*	4/09/24	USD	2,095,664	MXN	36,085,970	(72,638)
Morgan Stanley & Co. LLC*	4/09/24	USD	730,000	PEN	2,678,443	10,066
Morgan Stanley & Co. LLC*	5/07/24	BRL	10,296,084	USD	2,055,312	(9,469)
Morgan Stanley & Co. LLC*	5/14/24	USD	3,240,807	EUR	3,006,576	(8,138)
Morgan Stanley & Co. LLC*	5/14/24	EUR	275,004	USD	297,815	(643)
Morgan Stanley & Co. LLC*	5/21/24	MYR	9,122,307	USD	1,929,830	(14,574)
Morgan Stanley & Co. LLC*	5/21/24	USD	1,909,032	MYR	9,122,307	(6,225)
						$188,503

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 5 Year	6/28/24	40	$4,275,414	$5,210
Short
U.S. Treasury Note 10 Year	6/18/24	70	$(7,728,797)	$(26,984)
U.S. Treasury Ultra Bond	6/18/24	9	(1,149,372)	(11,628)
				$ (38,612)

The accompanying notes are an integral part of the financial statements.
44

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)
OTC Credit Default Swaps-Sell Protection†

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Malaysia Sovereign	1.000%	Quarterly	Bank of America N.A.*	BBB+**	6/20/29	USD	1,000,000	$ 26,983	$ 27,062	$ (79)
Republic of Indonesia	1.000%	Quarterly	BNP Paribas SA*	BBB**	6/20/29	USD	1,280,000	16,527	15,736	791
Republic of Philippines	1.000%	Quarterly	BNP Paribas SA*	A-**	6/20/29	USD	1,000,000	17,562	18,723	(1,161)
Republic of Chile	1.000%	Quarterly	Morgan Stanley & Co. LLC*	A**	6/20/29	USD	1,300,000	27,982	26,593	1,389
Republic of Peru	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB+**	6/20/29	USD	1,300,000	21,234	19,199	2,035
United Mexican States	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB+**	6/20/29	USD	1,345,000	6,167	3,199	2,968
								$116,455	$110,512	$5,943

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 11.215%	Maturity	1/02/29	BRL	7,351,584	$ 11,331	$ —	$ 11,331
BRL CDI	Maturity	Fixed 11.280%	Maturity	1/02/29	BRL	2,672,803	6,570	—	6,570
BRL CDI	Maturity	Fixed 13.165%	Maturity	1/02/29	BRL	2,539,758	75,922	—	75,922
BRL CDI	Maturity	Fixed 13.020%	Maturity	1/02/29	BRL	2,607,099	72,368	—	72,368
6-Month BUBOR	Semi-Annually	Fixed 8.760%	Annually	10/27/25	HUF	917,000,000	56,820	—	56,820
Fixed 7.675%	Annually	6-Month BUBOR	Semi-Annually	10/27/33	HUF	236,000,000	(48,518)	—	(48,518)
3-Month TELBOR	Quarterly	Fixed 3.685%	Annually	6/19/33	ILS	11,390,000	(95,248)	—	(95,248)
							$79,245	$—	$79,245

OTC Currency Swaps

Paid by the Fund				Received by the Fund
Rate/Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 5.875%	EUR	300,000	Annually	Fixed 8.460%	USD	330,000	Semi-Annually	Citibank N.A.*	10/17/31	$ 24,282	$ (270)	$ 24,552

*	Contracts are subject to a master netting agreement or similar agreement.
**
Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the financial statements.
45

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)
Currency Legend

AUD	Australian Dollar
ARS	Argentinean Peso
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguay Guarani
RON	New Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
46

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Assets:
Investments, at value (Note 2) (a)	$49,005,442	$50,413,324
Repurchase agreements, at value (Note 2) (b)	330,502	337,622
Total investments (c)	49,335,944	50,750,946
Cash	—	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	323,434	—
Open forward contracts (Note 2)	—	—
Fund shares sold	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Investment adviser (Note 3)	43,285	42,866
Interest and dividends	422,977	383,172
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	56,978	56,978
Total assets	50,182,618	51,233,962
Liabilities:
Payables for:
Investments purchased
Regular delivery	583,425	—
Delayed delivery	—	1,629,856
Distributions (Note 2)	99,266	107,932
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Fund shares redeemed	—	—
Cash collateral held for securities on loan (Note 2)	—	—
Cash collateral held for open derivatives (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	526	526
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	1,727	1,727
Investment advisory fees	9,105	13,287
Distribution fees	39	39
Accrued expense and other liabilities	22,571	22,571
Total liabilities	716,659	1,775,938
Net assets	$ 49,465,959	$ 49,458,024
Net assets consist of:
Paid-in capital	$50,000,000	$50,000,000
Accumulated earnings (loss)	(534,041)	(541,976)
Net assets	$49,465,959	$49,458,024

(a) Cost of investments:	$49,273,752	$50,795,353
(b) Cost of repurchase agreements:	$330,502	$337,622
(c) Securities on loan with market value of:	$—	$—
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
48

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund

$ 48,781,268	$ 115,251,294	$ 130,423,527	$ 43,006,022
—	10,516,783	9,947,990	192,153
48,781,268	125,768,077	140,371,517	43,198,175
60,806	599,035	251,675	424,617
—	459,145	3,630,984	76,724

2,071,333	6,745,444	868,734	633,379
—	298,849	352,540	964,238
—	66,226	—	—
—	—	—	989,367
42,813	57,806	38,737	20,816
492,182	1,555,470	1,727,765	763,938
—	—	90,770	38,763
—	—	—	140,737
56,978	32,283	33,135	31,459
51,505,380	135,582,335	147,365,857	47,282,213

2,061,702	12,026,706	14,409,784	489,241
—	—	—	400,000
114,339	28,649	168,545	76,667
—	—	—	775,735
—	—	—	8,724
—	172,347	43,988	8,730
—	14,521	1,060,495	115,640
—	—	—	380,000
526	929	263	165
—	—	—	2,494

1,727	23,665	21,147	14,486
18,173	61,178	75,268	26,335
39	22,618	58,196	1,865
22,571	163,478	113,738	56,717
2,219,077	12,514,091	15,951,424	2,356,799
$49,286,303	$123,068,244	$131,414,433	$44,925,414

$50,000,000	$166,738,375	$171,854,391	$83,646,612
(713,697)	(43,670,131)	(40,439,958)	(38,721,198)
$49,286,303	$123,068,244	$131,414,433	$44,925,414

$49,183,262	$121,446,396	$137,625,189	$46,911,409
$—	$10,516,783	$9,947,990	$192,153
$—	$10,981	$1,038,535	$113,203
$—	$460,526	$3,643,199	$95,039

The accompanying notes are an integral part of the financial statements.
49

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Class I shares:
Net assets	$ 49,268,095	$ 49,260,192
Shares outstanding (a)	4,980,000	4,980,000
Net asset value, offering price and redemption price per share	$9.89	$9.89
Class Y shares:
Net assets	$98,932	$98,916
Shares outstanding (a)	10,000	10,000
Net asset value, offering price and redemption price per share	$9.89	$9.89
Class A shares:
Net assets	$98,932	$98,916
Shares outstanding (a)	10,000	10,000
Net asset value, offering price and redemption price per share	$9.89	$9.89
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.14	$10.14
Class C shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
50

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund

$ 49,089,157	$ 12,871,223	$ 3,091,512	$ 1,912,522
4,980,000	1,459,966	397,592	250,527
$9.86	$8.82	$7.78	$7.63

$98,573	$86,581,917	$39,034,990	$40,769,717
10,000	9,826,577	5,019,032	5,357,378
$9.86	$8.81	$7.78	$7.61

$98,573	$19,185,992	$86,397,619	$1,999,842
10,000	2,180,665	11,109,436	262,737
$9.86	$8.80	$7.78	$7.61
$10.11	$9.19	$8.13	$7.95

	$4,429,112	$2,890,312	$243,333
	505,036	371,762	31,961
	$8.77	$7.77	$7.61

The accompanying notes are an integral part of the financial statements.
51

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Clinton Limited Term Municipal Fund+	MassMutual Clinton Municipal Fund+
Investment income (Note 2):
Interest (a)	$ 232,231	$ 255,046
Securities lending net income	—	—
Total investment income	232,231	255,046
Expenses (Note 3):
Investment advisory fees	18,552	27,048
Custody fees	8,409	8,409
Interest expense (Note 7)	—	—
Trustee reporting	997	997
Audit and tax fees	11,846	11,846
Commitment & Service Expenses	—	—
Legal fees	27,355	27,317
Proxy fees	1,261	1,261
Accounting & Administration fees	1,712	1,712
Shareholder reporting fees	4,848	4,849
Trustees’ fees	716	716
Registration and filing fees	624	624
Transfer agent fees	3,115	3,115
	79,435	87,894
Administration fees:
Class Y	15	15
Class A	15	15
Class C	—	—
Distribution and Service fees:
Class A	39	39
Class C	—	—
Total expenses	79,504	87,963
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(56,789)	(55,983)
Class Y fees reimbursed by adviser	(114)	(113)
Class A fees reimbursed by adviser	(114)	(113)
Class C fees reimbursed by adviser	—	—
Net expenses:	22,487	31,754
Net investment income (loss)	209,744	223,292
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(277,520)	(173,436)
Futures contracts	—	—
Written options	—	—
Swap agreements	—	—
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	(277,520)	(173,436)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(268,310)	(382,029)
Futures contracts	—	—
Unfunded bank loan commitments	—	—
Written options	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(268,310)	(382,029)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(545,830)	(555,465)
Net increase (decrease) in net assets resulting from operations	$(336,086)	$(332,173)

(a) Net of foreign withholding tax of:	$—	$—
+ Commenced operations on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
52

MassMutual Clinton Municipal Credit Opportunities Fund+	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund

$ 275,804	$ 7,420,573	$ 6,149,206	$ 1,598,030
—	837	6,785	845
275,804	7,421,410	6,155,991	1,598,875

37,008	484,915	464,237	166,979
8,409	34,701	35,434	26,558
—	25,772	—	—
997	6,398	3,168	978
11,846	38,468	37,995	25,612
—	109,380	78,149	—
27,259	9,865	4,762	1,649
1,261	1,404	1,404	1,404
1,712	19,915	24,951	13,405
4,848	39,841	21,804	13,365
716	9,557	6,849	2,492
624	35,590	33,448	31,372
3,115	15,223	14,285	15,170
97,795	831,029	726,486	298,984

15	32,230	9,867	12,058
15	3,864	23,529	225
—	643	423	—

39	24,151	98,036	2,816
—	21,447	14,099	1,259
97,864	913,364	872,440	315,342

(55,935)	(60,048)	(4,973)	(3,588)
(113)	(200,576)	(63,016)	(91,035)
(113)	(39,176)	(127,805)	(4,646)
—	(8,449)	(3,570)	(492)
41,703	605,115	673,076	215,581
234,101	6,816,295	5,482,915	1,383,294

(326,593)	(7,254,238)	(4,514,611)	(1,354,513)
—	—	—	10,142
—	—	—	164,036
—	—	—	66,998
—	130,410	261,595	(14,056)
—	(439,402)	(539,399)	(1,008,436)
(326,593)	(7,563,230)	(4,792,415)	(2,135,829)

(401,994)	8,273,832	7,978,191	4,354,507
—	—	—	(220,320)
—	2,122	(45,826)	—
—	—	—	(79,757)
—	—	—	153,394
—	94,058	13,774	2,385
—	(484,557)	(235,829)	365,970
(401,994)	7,885,455	7,710,310	4,576,179
(728,587)	322,225	2,917,895	2,440,350
$(494,486)	$7,138,520	$8,400,810	$3,823,644

$—	$—	$4,731	$2,723

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds (Continued)

Statements of Changes in Net Assets

MassMutual Clinton Limited Term Municipal Fund
Period Ended March 31, 2024 (Unaudited)+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 209,744
Net realized gain (loss)	(277,520)
Net change in unrealized appreciation (depreciation)	(268,310)
Net increase (decrease) in net assets resulting from operations	(336,086)
Distributions to shareholders (Note 2):
Class I	(197,232)
Class Y	(381)
Class A	(342)
Total distributions	(197,955)
Net fund share transactions (Note 5):
Class I	49,800,000
Class Y	100,000
Class A	100,000
Increase (decrease) in net assets from fund share transactions	50,000,000
Total increase (decrease) in net assets	49,465,959
Net assets
End of period	$49,465,959
+ Commenced operations on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
54

MassMutual Clinton Municipal Fund	MassMutual Clinton Municipal Credit Opportunities Fund
Period Ended March 31, 2024 (Unaudited)+	Period Ended March 31, 2024 (Unaudited)+

$ 223,292	$ 234,101
(173,436)	(326,593)
(382,029)	(401,994)
(332,173)	(494,486)

(209,032)	(218,403)
(405)	(423)
(366)	(385)
(209,803)	(219,211)

49,800,000	49,800,000
100,000	100,000
100,000	100,000
50,000,000	50,000,000
49,458,024	49,286,303

$49,458,024	$49,286,303

The accompanying notes are an integral part of the financial statements.
55

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Global Floating Rate Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 6,816,295	$ 19,239,228
Net realized gain (loss)	(7,563,230)	(28,503,195)
Net change in unrealized appreciation (depreciation)	7,885,455	39,144,587
Net increase (decrease) in net assets resulting from operations	7,138,520	29,880,620
Distributions to shareholders (Note 2):
Class I	(1,669,588)	(5,090,797)
Class Y	(4,454,741)	(11,457,208)
Class A	(909,136)	(2,222,854)
Class C	(185,300)	(361,573)
Total distributions	(7,218,765)	(19,132,432)
Tax return of capital:
Class I	—	(178,421)
Class Y	—	(401,549)
Class A	—	(77,906)
Class C	—	(12,672)
Total tax return of capital	—	(670,548)
Net fund share transactions (Note 5):
Class I	(41,983,790)	(16,929,786)
Class Y	(23,686,851)	(90,220,996)
Class A	(1,151,925)	(27,695,008)
Class C	97,021	(1,686,240)
Increase (decrease) in net assets from fund share transactions	(66,725,545)	(136,532,030)
Total increase (decrease) in net assets	(66,805,790)	(126,454,390)
Net assets
Beginning of period	189,874,034	316,328,424
End of period	$123,068,244	$189,874,034

The accompanying notes are an integral part of the financial statements.
56

MassMutual Global Credit Income Opportunities Fund		MassMutual Emerging Markets Debt Blended Total Return Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$5,482,915	$10,493,787	$1,383,294	$3,332,986
(4,792,415)	(13,557,068)	(2,135,829)	(15,708,898)
7,710,310	17,770,011	4,576,179	19,420,931
8,400,810	14,706,730	3,823,644	7,045,019

(137,186)	(404,830)	(51,340)	—
(1,749,200)	(4,417,151)	(1,128,154)	—
(3,385,132)	(5,273,992)	(60,771)	—
(110,733)	(246,158)	(5,841)	—
(5,382,251)	(10,342,131)	(1,246,106)	—

—	(4,252)	—	(115,347)
—	(46,391)	—	(2,953,589)
—	(55,390)	—	(155,975)
—	(2,585)	—	(23,170)
—	(108,618)	—	(3,248,081)

(62,814)	(2,607,266)	7,813	—
(9,087,897)	(17,568,890)	(2,484,694)	(14,835,978)
8,589,499	15,228,855	(339,444)	(1,231,324)
(108,314)	(1,180,733)	(67,396)	(214,452)
(669,526)	(6,128,034)	(2,883,721)	(16,281,754)
2,349,033	(1,872,053)	(306,183)	(12,484,816)

129,065,400	130,937,453	45,231,597	57,716,413
$ 131,414,433	$ 129,065,400	$ 44,925,414	$ 45,231,597

The accompanying notes are an integral part of the financial statements.
57

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Limited Term Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[g,r]	$ 10.00	$ 0.04	$ (0.11)	$ (0.07)	$ (0.04)	$ (0.04)	$ 9.89	(0.70%)[b]	$ 49,268	1.03%[a]	0.29%[a]	2.71%[a]
Class Y
3/31/24[g,r]	$10.00	$0.04	$(0.11)	$(0.07)	$(0.04)	$(0.04)	$9.89	(0.72%)[b]	$99	1.13%[a]	0.39%[a]	2.62%[a]
Class A
3/31/24[g,r]	$10.00	$0.04	$(0.12)	$(0.08)	$(0.03)	$(0.03)	$9.89	(0.76%)[b]	$99	1.38%[a]	0.64%[a]	2.37%[a]

Period Ended March 31, 2024[b,r]
Portfolio turnover rate	48%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
58

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[g,r]	$ 10.00	$ 0.04	$ (0.11)	$ (0.07)	$ (0.04)	$ (0.04)	$9.89	(0.68%)[b]	$ 49,260	1.14%[a]	0.41%[a]	2.89%[a]
Class Y
3/31/24[g,r]	$10.00	$0.04	$(0.11)	$(0.07)	$(0.04)	$(0.04)	$9.89	(0.70%)[b]	$99	1.24%[a]	0.51%[a]	2.79%[a]
Class A
3/31/24[g,r]	$10.00	$0.04	$(0.11)	$(0.07)	$(0.04)	$(0.04)	$9.89	(0.73%)[b]	$99	1.49%[a]	0.76%[a]	2.54%[a]

Period Ended March 31, 2024[b,r]
Portfolio turnover rate	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
59

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Credit Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[g,r]	$ 10.00	$ 0.05	$ (0.15)	$ (0.10)	$ (0.04)	$ (0.04)	$ 9.86	(0.96%)[b]	$ 49,089	1.27%[a]	0.54%[a]	3.04%[a]
Class Y
3/31/24[g,r]	$10.00	$0.05	$(0.15)	$(0.10)	$(0.04)	$(0.04)	$9.86	(0.98%)[b]	$99	1.37%[a]	0.64%[a]	2.93%[a]
Class A
3/31/24[g,r]	$10.00	$0.04	$(0.14)	$(0.10)	$(0.04)	$(0.04)	$9.86	(1.02%)[b]	$99	1.62%[a]	0.89%[a]	2.68%[a]

Period Ended March 31, 2024[b,r]
Portfolio turnover rate	72%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
60

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Floating Rate Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/24[r]	$ 8.82	$ 0.41	$ 0.01	$ 0.42	$ (0.42)	$—	$—	$ (0.42)	$ 8.82	4.84%[b]	$ 12,871	1.11%[a]	0.75%[a]	0.73%[a]	9.46%[a]
9/30/23	8.45	0.73	0.40	1.13	(0.73)	—	(0.03)	(0.76)	8.82	13.86%	54,920	0.92%	0.75%	0.73%	8.46%
9/30/22	9.43	0.39	(0.98)	(0.59)	(0.39)	—	—	(0.39)	8.45	(6.44%)	69,071	0.88%	0.77%	0.77%	4.26%
9/30/21	9.43	0.08	—	0.08	(0.08)	—	—	(0.08)	9.43	0.90%[b]	72,615	0.90%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	—	(0.36)	9.43	14.19%	64,969	0.92%	N/A	0.75%	4.15%
6/30/20	9.28	0.43	(0.66)	(0.23)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.47%)	39,483	0.92%	N/A	0.75%	4.87%
6/30/19	9.50	0.47	(0.18)	0.29	(0.47)	(0.04)	—	(0.51)	9.28	3.04%	32,531	0.94%	N/A	0.75%	5.01%
Class Y*
3/31/24[r]	$8.81	$0.39	$0.03	$0.42	$(0.42)	$—	$—	$(0.42)	$8.81	4.84%[b]	$86,582	1.19%[a]	0.75%[a]	0.71%[a]	9.13%[a]
9/30/23	8.44	0.72	0.40	1.12	(0.72)	—	(0.03)	(0.75)	8.81	13.86%	110,308	0.98%	0.75%	0.73%	8.37%
9/30/22	9.42	0.38	(0.97)	(0.59)	(0.39)	—	—	(0.39)	8.44	(6.45%)	194,665	0.94%	0.77%	0.77%	4.12%
9/30/21	9.42	0.08	—	0.08	(0.08)	—	—	(0.08)	9.42	0.89%[b]	293,545	0.93%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	—	(0.36)	9.42	14.19%	256,020	0.95%	N/A	0.75%	4.08%
6/30/20	9.27	0.44	(0.66)	(0.22)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.54%)	131,302	0.99%	N/A	0.75%	4.89%
6/30/19	9.50	0.47	(0.19)	0.28	(0.47)	(0.04)	—	(0.51)	9.27	3.03%	187,887	0.96%	N/A	0.75%	4.99%
Class A*
3/31/24[g,r]	$8.79	$0.38	$0.03	$0.41	$(0.40)	$—	$—	$(0.40)	$8.80	4.83%[b]	$19,186	1.41%[a]	1.00%[a]	0.96%[a]	8.87%[a]
9/30/23	8.42	0.69	0.41	1.10	(0.71)	—	(0.02)	(0.73)	8.79	13.61%	20,319	1.20%	1.00%	0.99%	8.02%
9/30/22	9.41	0.36	(0.98)	(0.62)	(0.37)	—	—	(0.37)	8.42	(6.76%)	46,797	1.17%	1.02%	1.02%	3.99%
9/30/21	9.40	0.07	0.01	0.08	(0.07)	—	—	(0.07)	9.41	0.83%[b]	53,368	1.20%[a]	N/A	1.00%[a]	3.13%[a]
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	—	(0.33)	9.40	13.90%	45,630	1.25%	N/A	1.00%	3.93%
6/30/20	9.26	0.41	(0.66)	(0.25)	(0.34)	(0.03)	(0.08)	(0.45)	8.56	(2.79%)	37,431	1.22%	N/A	1.00%	4.63%
6/30/19	9.48	0.44	(0.18)	0.26	(0.44)	(0.04)	—	(0.48)	9.26	2.77%	45,213	1.25%	N/A	1.00%	4.72%
Class C*
3/31/24[r]	$8.76	$0.35	$0.03	$0.38	$(0.37)	$—	$—	$(0.37)	$8.77	4.45%[b]	$4,429	2.14%[a]	1.75%[a]	1.71%[a]	8.08%[a]
9/30/23	8.40	0.64	0.39	1.03	(0.65)	—	(0.02)	(0.67)	8.76	12.64%	4,327	1.95%	1.75%	1.73%	7.45%
9/30/22	9.37	0.29	(0.96)	(0.67)	(0.30)	—	—	(0.30)	8.40	(7.35%)	5,795	1.93%	1.77%	1.77%	3.21%
9/30/21	9.37	0.06	(0.01)	0.05	(0.05)	—	—	(0.05)	9.37	0.64%[b]	6,766	1.99%[a]	N/A	1.75%[a]	2.39%[a]
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	—	(0.26)	9.37	13.08%	6,714	2.05%	N/A	1.75%	3.20%
6/30/20	9.22	0.35	(0.66)	(0.31)	(0.29)	(0.03)	(0.06)	(0.38)	8.53	(3.52%)	6,494	2.04%	N/A	1.75%	3.88%
6/30/19	9.45	0.37	(0.19)	0.18	(0.37)	(0.04)	—	(0.41)	9.22	2.02%	8,005	2.05%	N/A	1.74%	4.00%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30		Period Ended September 30, 2021b,*	Year Ended June 30
		2023	2022		2021	2020	2019
Portfolio turnover rate	27%	20%	40%	9%	43%	37%	47%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
61

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Credit Income Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/24[r]	$ 7.58	$ 0.34	$ 0.20	$ 0.54	$ (0.34)	$—	$—	$ (0.34)	$ 7.78	7.21%[b]	$3,092	1.17%[a]	NA	0.85%[a]	9.10%[a]
9/30/23	7.35	0.64	0.23	0.87	(0.63)	—	(0.01)	(0.64)	7.58	12.17%	3,075	1.00%	NA	0.85%	8.48%
9/30/22	9.04	0.51	(1.66)	(1.15)	(0.54)	—	—	(0.54)	7.35	(13.23%)	5,536	1.14%	0.89%	0.89%	6.10%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	—	(0.11)	9.04	0.81%[b]	6,405	1.15%[a]	NA	0.95%[a]	4.96%[a]
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	—	(0.46)	9.08	17.51%	21,492	1.08%	NA	0.95%	5.50%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	—	(0.07)	(0.48)	8.14	(3.45%)	21,606	1.07%	NA	0.95%	5.60%
6/30/19	9.32	0.52	(0.29)	0.23	(0.51)	(0.10)	(0.01)	(0.62)	8.93	2.65%	23,203	1.09%	NA	0.95%	5.69%
Class Y*
3/31/24[r]	$7.58	$0.34	$0.19	$0.53	$(0.33)	$—	$—	$(0.33)	$7.78	7.20%[b]	$39,035	1.22%[a]	NA	0.90%[a]	9.03%[a]
9/30/23	7.35	0.63	0.23	0.86	(0.62)	—	(0.01)	(0.63)	7.58	12.11%	47,254	1.04%	NA	0.90%	8.36%
9/30/22	9.04	0.50	(1.66)	(1.16)	(0.53)	—	—	(0.53)	7.35	(13.26%)	62,827	1.17%	0.93%	0.93%	6.01%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	—	(0.11)	9.04	0.80%[b]	115,478	1.20%[a]	NA	0.95%[a]	5.01%[a]
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	—	(0.46)	9.08	17.52%	173,113	1.12%	NA	0.95%	5.35%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	—	(0.07)	(0.48)	8.14	(3.44%)	90,254	1.10%	NA	0.95%	5.60%
6/30/19	9.31	0.52	(0.28)	0.24	(0.51)	(0.10)	(0.01)	(0.62)	8.93	2.64%	129,621	1.12%	NA	0.95%	5.71%
Class A*
3/31/24[g,r]	$7.58	$0.33	$0.19	$0.52	$(0.32)	$—	$—	$(0.32)	$7.78	7.06%[b]	$86,398	1.49%[a]	NA	1.16%[a]	8.79%[a]
9/30/23	7.35	0.62	0.22	0.84	(0.60)	—	(0.01)	(0.61)	7.58	11.82%	75,808	1.30%	NA	1.16%	8.21%
9/30/22	9.04	0.48	(1.66)	(1.18)	(0.51)	—	—	(0.51)	7.35	(13.48%)	58,591	1.42%	1.19%	1.19%	5.81%
9/30/21	9.08	0.10	(0.03)	0.07	(0.11)	—	—	(0.11)	9.04	0.79%[b]	52,875	1.37%[a]	NA	1.20%[a]	4.56%[a]
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	—	(0.44)	9.08	17.18%	9,795	1.39%	NA	1.20%	5.65%
6/30/20	8.93	0.46	(0.79)	(0.33)	(0.40)	—	(0.06)	(0.46)	8.14	(3.69%)	44,860	1.32%	NA	1.20%	5.35%
6/30/19	9.32	0.50	(0.30)	0.20	(0.48)	(0.10)	(0.01)	(0.59)	8.93	2.39%	51,205	1.36%	NA	1.20%	5.46%
Class C*
3/31/24[r]	$7.58	$0.30	$0.19	$0.49	$(0.30)	$—	$—	$(0.30)	$7.77	6.52%[b]	$2,890	2.20%[a]	NA	1.95%[a]	8.01%[a]
9/30/23	7.34	0.55	0.24	0.79	(0.54)	—	(0.01)	(0.55)	7.58	11.10%	2,928	2.02%	NA	1.95%	7.32%
9/30/22	9.04	0.42	(1.67)	(1.25)	(0.45)	—	—	(0.45)	7.34	(14.25%)	3,983	2.18%	1.97%	1.97%	5.00%
9/30/21	9.08	0.09	(0.04)	0.05	(0.09)	—	—	(0.09)	9.04	0.56%[b]	5,914	2.24%[a]	NA	1.95%[a]	3.96%[a]
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	—	(0.37)	9.08	16.42%	5,846	2.19%	NA	1.95%	4.49%
6/30/20	8.92	0.39	(0.78)	(0.39)	(0.35)	—	(0.05)	(0.40)	8.13	(4.41%)	7,421	2.18%	NA	1.95%	4.60%
6/30/19	9.31	0.43	(0.29)	0.14	(0.42)	(0.10)	(0.01)	(0.53)	8.92	1.63%	8,462	2.21%	NA	1.95%	4.73%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30		Period Ended September 30, 2021b,*	Year Ended June 30
		2023	2022		2021	2020	2019
Portfolio turnover rate	33%	53%	44%	15%	71%	64%	59%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
62

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Emerging Markets Debt Blended Total Return Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I*
3/31/24[r]	$ 7.22	$ 0.23	$ 0.39	$ 0.62	$ (0.21)	$—	$—	$ (0.21)	$ 7.63	8.62%[b]	$ 1,913	1.34%[a]	0.95%[a]	6.23%[a]
9/30/23	6.78	0.47	0.43	0.90	—	—	(0.46)	(0.46)	7.22	13.40%	1,800	1.09%	0.97%	6.47%
9/30/22	10.61	0.44	(3.54)	(3.10)	(0.47)	(0.17)	(0.09)	(0.73)	6.78	(30.40%)	1,691	1.67%	1.00%	5.90%
9/30/21	11.00	0.11	(0.37)	(0.26)	(0.13)	—	—	(0.13)	10.61	(2.44%)[b]	1	706.64%[a]	0.95%[a]	3.98%[a]
6/30/21	10.43	0.57	0.80	1.37	(0.60)	(0.20)	—	(0.80)	11.00	13.70%	1	1.29%	0.95%	5.26%
6/30/20	10.06	0.69	0.32	1.01	(0.64)	—	—	(0.64)	10.43	10.39%	14,563	1.40%	0.95%	6.99%
6/30/19	9.51	0.59	0.58	1.17	(0.57)	—	(0.05)	(0.62)	10.06	12.86%	23,964	1.44%	0.73%cc	6.18%
Class Y*
3/31/24[r]	$7.19	$0.23	$0.40	$0.63	$(0.21)	$—	$—	$(0.21)	$7.61	8.78%[b]	$40,770	1.40%[a]	0.95%[a]	6.23%[a]
9/30/23	6.75	0.47	0.43	0.90	—	—	(0.46)	(0.46)	7.19	13.42%	40,950	1.15%	0.97%	6.50%
9/30/22	10.59	0.48	(3.59)	(3.11)	(0.47)	(0.17)	(0.09)	(0.73)	6.75	(30.59)%	52,350	1.31%	0.97%	5.55%
9/30/21	10.99	0.12	(0.38)	(0.26)	(0.14)	—	—	(0.14)	10.59	(2.38%)[b]	127,650	1.26%[a]	0.95%[a]	4.48%[a]
6/30/21	10.42	0.53	0.84	1.37	(0.60)	(0.20)	—	(0.80)	10.99	13.61%	111,221	1.34%	0.95%	4.90%
6/30/20	10.06	0.67	0.33	1.00	(0.64)	—	—	(0.64)	10.42	10.33%	33,429	1.42%	0.95%	6.84%
6/30/19	9.51	0.59	0.58	1.17	(0.57)	—	(0.05)	(0.62)	10.06	12.86%	25,805	1.44%	0.72%cc	6.19%
Class A*
3/31/24[r]	$7.19	$0.22	$0.40	$0.62	$(0.20)	$—	$—	$(0.20)	$7.61	8.65%[b]	$2,000	1.61%[a]	1.20%[a]	6.00%[a]
9/30/23	6.76	0.46	0.41	0.87	—	—	(0.44)	(0.44)	7.19	12.97%	2,186	1.37%	1.22%	6.29%
9/30/22	10.59	0.47	(3.59)	(3.12)	(0.45)	(0.17)	(0.09)	(0.71)	6.76	(30.66%)	3,199	1.53%	1.21%	5.19%
9/30/21	10.99	0.12	(0.39)	(0.27)	(0.13)	—	—	(0.13)	10.59	(2.44%)[b]	17,660	1.60%[a]	1.20%[a]	4.24%[a]
6/30/21	10.42	0.51	0.84	1.35	(0.58)	(0.20)	—	(0.78)	10.99	13.32%	17,491	1.73%	1.20%	4.71%
6/30/20	10.06	0.60	0.38	0.98	(0.62)	—	—	(0.62)	10.42	10.11%	6,443	2.08%	1.20%	6.21%
6/30/19	9.51	0.55	0.60	1.15	(0.55)	—	(0.05)	(0.60)	10.06	12.59%	405	3.19%	1.02%cc	5.74%
Class C*
3/31/24[r]	$7.19	$0.19	$0.40	$0.59	$(0.17)	$—	$—	$(0.17)	$7.61	8.25%[b]	$243	2.34%[a]	1.95%[a]	5.24%[a]
9/30/23	6.76	0.40	0.42	0.82	—	—	(0.39)	(0.39)	7.19	12.14%	296	2.10%	1.97%	5.47%
9/30/22	10.59	0.39	(3.58)	(3.19)	(0.39)	(0.17)	(0.08)	(0.64)	6.76	(31.20%)	477	2.64%	1.98%	4.68%
9/30/21	10.99	0.09	(0.38)	(0.29)	(0.11)	—	—	(0.11)	10.59	(2.62%)[b]	583	3.43%[a]	1.95%[a]	3.48%[a]
6/30/21	10.42	0.43	0.83	1.26	(0.49)	(0.20)	—	(0.69)	10.99	12.51%	463	4.40%	1.95%	3.98%
6/30/20	10.06	0.60	0.31	0.91	(0.55)	—	—	(0.55)	10.42	9.28%	225	5.29%	1.95%	6.09%
6/30/19	9.51	0.49	0.59	1.08	(0.48)	—	(0.05)	(0.53)	10.06	11.78%	261	5.02%	1.71%cc	5.14%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30		Period Ended September 30, 2021b,*	Year Ended June 30
		2023	2022		2021	2020	2019
Portfolio turnover rate	25%	43%	55%	10%	52%	127%	90%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
cc	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.

The accompanying notes are an integral part of the financial statements.
63

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of
Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The
Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Clinton Limited Term Municipal Fund (“MM Clinton Limited Term Municipal Fund”)
MassMutual Clinton Municipal Fund (“MM Clinton Municipal Fund”)
MassMutual Clinton Municipal Credit Opportunities Fund (“MM Clinton Municipal Credit Opportunities Fund”)
MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)
MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)
MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund”)
On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, and Barings Emerging Markets Debt Blended Total Return Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund, respectively, in exchange for shares of the corresponding Fund and the assumption by that Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. At the time of this reorganization, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust. Each of the Predecessor Funds was the accounting and performance survivor in its respective reorganization, and each corresponding Fund, as the corporate survivor in its respective reorganization, adopted the accounting and performance history of the corresponding Predecessor Fund.
Effective February 1, 2024, Class L shares were renamed Class A shares for the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation

64

Notes to Financial Statements (Unaudited) (Continued)
policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

65

Notes to Financial Statements (Unaudited) (Continued)
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

66

Notes to Financial Statements (Unaudited) (Continued)
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The following is the aggregate value by input level, as of March 31, 2024, for the Funds’ investments:

	Level 1	Level 2	Level 3	Total
MM Clinton Limited Term Municipal Fund
Asset Investments
Municipal Obligations	$ —	$49,005,442	$ —	$49,005,442
Short-Term Investments	—	330,502	—	330,502
Total Investments	$—	$49,335,944	$—	$49,335,944
MM Clinton Municipal Fund
Asset Investments
Municipal Obligations	$—	$50,413,324	$—	$50,413,324
Short-Term Investments	—	337,622	—	337,622
Total Investments	$—	$50,750,946	$—	$50,750,946
MM Clinton Municipal Credit Opportunities Fund
Asset Investments
Municipal Obligations	$—	$48,781,268	$—	$48,781,268
Global Floating Rate Fund
Asset Investments
Common Stock	$—	$628,528*	$378,197	$1,006,725
Bank Loans	—	103,681,436	461,284	104,142,720
Corporate Debt	—	10,079,414	—	10,079,414
Rights	—	—	—+	—
Warrants	—	7,914	—	7,914
Short-Term Investments	14,521	10,516,783	—	10,531,304
Total Investments	$14,521	$ 124,914,075	$839,481	$ 125,768,077
Asset Derivatives
Forward Contracts	$—	$298,849	$—	$298,849
Global Credit Income Opportunities Fund
Asset Investments
Common Stock*
France	$—	$2,217	$—+	$2,217
Germany	—	—	—+	—
Lithuania	—	—	—+	—
Spain	—	—	—+	—
United Kingdom	191,055	—	81,665	272,720
United States	—	325,826	—	325,826
Bank Loans	—	67,915,234	8,437	67,923,671
Corporate Debt	—	52,805,878	—+	52,805,878
Non-U.S. Government Agency Obligations	—	8,009,479	—	8,009,479
Rights	—	—	—+	—
Warrants	—	23,241	—	23,241
Short-Term Investments	1,060,495	9,947,990	—	11,008,485
Total Investments	$1,251,550	$ 139,029,865	$90,102	$ 140,371,517
Asset Derivatives
Forward Contracts	$—	$352,540	$—	$352,540

67

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Emerging Markets Debt Blended Total Return Fund
Asset Investments
Corporate Debt	$ —	$ 15,855,739	$199,800	$ 16,055,539
Sovereign Debt Obligations	—	26,712,443	—	26,712,443
Purchased Options	—	3,523	—	3,523
Short-Term Investments	115,640	311,030	—	426,670
Total Investments	$115,640	$ 42,882,735	$199,800	$ 43,198,175
Asset Derivatives
Forward Contracts	$—	$964,238	$ —	$964,238
Futures Contracts	5,210	—	—	5,210
Swap Agreements	—	363,748	—	363,748
Total	$5,210	$1,327,986	$—	$1,333,196
Liability Derivatives
Forward Contracts	$ —	$(775,735)	$—	$(775,735)
Futures Contracts	(38,612)	—	—	(38,612)
Swap Agreements	—	(143,766)	—	(143,766)
Total	$(38,612)	$(919,501)	$—	$(958,113)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2024.
For certain Fund(s) the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2024.
The Funds, with the exception of the Global Floating Rate Fund and Global Credit Income Opportunities Fund, had no Level 3 transfers during the period ended March 31, 2024. The Global Floating Rate Fund and Global Credit Income Opportunities Fund had Level 3 transfers during the period ended March 31, 2024; however, none of the transfers individually or collectively had a material impact on the Global Floating Rate Fund or Global Credit Income Opportunities Fund.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

68

Notes to Financial Statements (Unaudited) (Continued)
At March 31, 2024, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Global Floating Rate Fund
Asset Derivatives
Forward Contracts*	$ —	$298,849	$ —	$298,849
Realized Gain (Loss)#
Forward Contracts	$—	$(439,402)	$—	$(439,402)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(484,557)	$—	$(484,557)
Global Credit Income Opportunities Fund
Asset Derivatives
Forward Contracts*	$—	$352,540	$—	$352,540
Realized Gain (Loss)#
Forward Contracts	$—	$(539,399)	$—	$(539,399)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(235,829)	$—	$(235,829)
Emerging Markets Debt Blended Total Return Fund
Asset Derivatives
Purchased Options*	$—	$3,523	$—	$3,523
Forward Contracts*	—	964,238	—	964,238
Futures Contracts^^	—	—	5,210	5,210
Swap Agreements*	116,455	24,282	—	140,737
Swap Agreements^^,^^^	—	—	223,011	223,011
Total Value	$116,455	$992,043	$228,221	$1,336,719
Liability Derivatives
Forward Contracts^	$—	$(775,735)	$—	$(775,735)
Futures Contracts^^	—	—	(38,612)	(38,612)
Swap Agreements^^,^^^	—	—	(143,766)	(143,766)
Total Value	$—	$(775,735)	$(182,378)	$(958,113)
Realized Gain (Loss)#
Purchased Options	$—	$(136,682)	$—	$(136,682)
Forward Contracts	—	(1,008,436)	—	(1,008,436)
Futures Contracts	—	—	10,142	10,142
Swap Agreements	96,757	(4,449)	(25,310)	66,998
Written Options	—	164,036	—	164,036
Total Realized Gain (Loss)	$96,757	$(985,531)	$(15,168)	$(903,942)

69

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Emerging Markets Debt Blended Total Return Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$ —	$82,259	$—	$82,259
Forward Contracts	—	365,970	—	365,970
Futures Contracts	—	—	(220,320)	(220,320)
Swap Agreements	20,154	(30,957)	164,197	153,394
Written Options	—	(79,757)	—	(79,757)
Total Change in Appreciation (Depreciation)	$20,154	$ 337,515	$(56,123)	$301,546

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2024, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

Fund Name	Average Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Global Floating Rate Fund	$ —	$44,533,512	$—	—	—
Global Credit Income Opportunities Fund	—	37,642,756	—	—	—
Emerging Markets Debt Blended Total Return Fund	108	62,371,738	2,948,216,987	5,973,941	3,925,822

†
As applicable, amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2024.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

70

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Global Floating Rate Fund
Canadian Imperial Bank of Commerce	$ 247,801	$ —	$ —	$ 247,801
Morgan Stanley & Co. LLC	51,048	—	—	51,048
	$298,849	$—	$—	$298,849
Global Credit Income Opportunities Fund
Bank of America N.A.	$322,935	$—	$—	$322,935
Morgan Stanley & Co. LLC	29,605	—	—	29,605
	$352,540	$—	$—	$352,540
Emerging Market Debt Blend Total Return Fund
Bank of America N.A.	$44,246	$(10,197)	$—	$34,049
BNP Paribas SA	48,456	(48,456)	—	—
Citibank N.A.	187,053	(104,754)	—	82,299
Goldman Sachs International	357,437	(264,174)	—	93,263
HSBC Bank PLC	53,049	(53,049)	—	—
JP Morgan Chase Bank N.A.	38,153	—	—	38,153
Morgan Stanley & Co. LLC	380,104	(145,932)	(234,172)	—
	$1,108,498	$(626,562)	$ (234,172)	$ 247,764

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Emerging Market Debt Blend Total Return Fund
Bank of America N.A.	$ (10,197)	$ 10,197	$ —	$ —
BNP Paribas SA	(83,649)	48,456	—	(35,193)
Citibank N.A.	(104,754)	104,754	—	—
Goldman Sachs International	(264,174)	264,174	—	—
HSBC Bank PLC	(167,029)	53,049	110,000	(3,980)
Morgan Stanley & Co. LLC	(145,932)	145,932	—	—
	$(775,735)	$626,562	$110,000	$(39,173)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

71

Notes to Financial Statements (Unaudited) (Continued)
Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

72

Notes to Financial Statements (Unaudited) (Continued)
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure

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to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

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Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

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Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

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Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At March 31, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Securities Lending
Each Fund, other than the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending

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Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

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Foreign Securities
The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and the Emerging Markets Debt Blended Total Return Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

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3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
MM Clinton Limited Term Municipal Fund+	0.24% on the first $500 million; and 0.23% on any excess over $500 million
MM Clinton Municipal Fund+	0.35% on the first $500 million; and 0.34% on any excess over $500 million
MM Clinton Municipal Credit Opportunities Fund+	0.48% on the first $500 million; and 0.47% on any excess over $500 million
Global Floating Rate Fund	0.65%
Global Credit Income Opportunities Fund	0.75%
Emerging Markets Debt Blended Total Return Fund	0.75%

+	Commenced operations on February 1, 2024.
MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Global Floating Rate Fund*	0.30%
Global Credit Income Opportunities Fund*	0.30%
Emerging Markets Debt Blended Total Return Fund*	0.35%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL receives a sub-subadvisory fee from Barings, based upon a portion of the subadvisory fee Barings receives from MML Advisers, in an amount equal to the following percentage of the subadvisory fee received by Barings: 35% of the subadvisory fee for Global Floating Rate Fund, 35% of the subadvisory fee for Global Credit Income Opportunities Fund, and 50% of the subadvisory fee for Emerging Markets Debt Blended Total Return Fund.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

MM Clinton Limited Term Municipal Fund MM Clinton Municipal Fund MM Clinton Municipal Credit Opportunities Fund	Clinton Investment Management, LLC Clinton Investment Management, LLC Clinton Investment Management, LLC

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

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Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund+	None	0.10%	0.10%	N/A
MM Clinton Municipal Fund+	None	0.10%	0.10%	N/A
MM Clinton Municipal Credit Opportunities Fund+	None	0.10%	0.10%	N/A
Global Floating Rate Fund	None	0.07%	0.04%	0.03%
Global Credit Income Opportunities Fund	None	0.05%	0.06%	0.03%
Emerging Markets Debt Blended Total Return Fund	None	0.06%	0.02%	None

+	Commenced operations on February 1, 2024.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class C shares of each applicable Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit for the Global Floating Rate Fund and Global Credit Income Opportunities Fund), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-
recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through
January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund+	0.29%	0.39%	0.64%	N/A
MM Clinton Municipal Fund+	0.41%	0.51%	0.76%	N/A
MM Clinton Municipal Credit Opportunities Fund+	0.54%	0.64%	0.89%	N/A
Global Floating Rate Fund	0.75%	0.75%	1.00%	1.75%
Global Credit Income Opportunities Fund	0.85%	0.90%	1.16%	1.95%
Emerging Markets Debt Blended Total Return Fund	0.95%	0.95%	1.20%	1.95%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
+	Commenced operations on February 1, 2024.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.

81

Notes to Financial Statements (Unaudited) (Continued)
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2024:

Total % Ownership by Related Party
MM Clinton Limited Term Municipal Fund	100.0%
MM Clinton Municipal Fund	100.0%
MM Clinton Municipal Credit Opportunities Fund	100.0%
Global Floating Rate Fund	82.3%
Global Credit Income Opportunities Fund	88.8%
Emerging Markets Debt Blended Total Return Fund	85.1%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- TermSecurities
MM Clinton Limited Term Municipal Fund	$ 9,466,875	$ 57,564,143	$ 9,191,635	$ 12,667,352
MM Clinton Municipal Fund	5,785,313	72,887,935	5,657,938	21,981,636
MM Clinton Municipal Credit Opportunities Fund	9,466,875	77,738,055	9,213,733	28,425,396
Global Floating Rate Fund	—	36,942,398	—	101,731,807
Global Credit Income Opportunities Fund	—	39,430,366	—	43,180,227
Emerging Markets Debt Blended Total Return Fund	—	10,492,969	—	13,272,517

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

82

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2024
	Shares	Amount
MM Clinton Limited Term Municipal Fund Class I+
Sold	4,980,000	$ 49,800,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	4,980,000	$49,800,000
MM Clinton Limited Term Municipal Fund Class Y+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Net increase (decrease)	10,000	$100,000
MM Clinton Limited Term Municipal Fund Class A+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM Clinton Municipal Fund Class I+
Sold	4,980,000	$49,800,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	4,980,000	$49,800,000
MM Clinton Municipal Fund Class Y+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Net increase (decrease)	10,000	$100,000
MM Clinton Municipal Fund Class A+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM Clinton Municipal Credit Opportunities Fund Class I+
Sold	4,980,000	$49,800,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	4,980,000	$49,800,000
MM Clinton Municipal Credit Opportunities Fund Class Y+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Net increase (decrease)	10,000	$100,000

83

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
MM Clinton Municipal Credit Opportunities Fund Class A+
Sold	10,000	$ 100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
Global Floating Rate Fund Class I
Sold	5,015	$44,122	1,621	$ 14,073
Issued as reinvestment of dividends	171,595	1,504,291	607,368	5,259,627
Redeemed	(4,946,128)	(43,532,203)	(2,555,829)	(22,203,486)
Net increase (decrease)	(4,769,518)	$(41,983,790)	(1,946,840)	$(16,929,786)
Global Floating Rate Fund Class Y
Sold	731,590	$6,424,910	2,748,368	$23,886,652
Issued as reinvestment of dividends	455,658	3,995,427	1,228,132	10,609,440
Redeemed	(3,886,238)	(34,107,188)	(14,521,701)	(124,717,088)
Net increase (decrease)	(2,698,990)	$(23,686,851)	(10,545,201)	$(90,220,996)
Global Floating Rate Fund Class A
Sold	70,815	$621,258	476,446	$4,103,604
Issued as reinvestment of dividends	101,429	888,217	261,060	2,247,597
Redeemed	(303,343)	(2,661,400)	(3,980,884)	(34,046,209)
Net increase (decrease)	(131,099)	$(1,151,925)	(3,243,378)	$(27,695,008)
Global Floating Rate Fund Class C
Sold	3,458	$30,123	2,951	$25,149
Issued as reinvestment of dividends	21,137	184,519	43,389	373,362
Redeemed	(13,474)	(117,621)	(242,746)	(2,084,751)
Net increase (decrease)	11,121	$97,021	(196,406)	$(1,686,240)
Global Credit Income Opportunities Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	17,880	137,186	54,318	409,082
Redeemed	(25,840)	(200,000)	(402,360)	(3,016,348)
Net increase (decrease)	(7,960)	$(62,814)	(348,042)	$(2,607,266)
Global Credit Income Opportunities Fund Class Y
Sold	241,482	$1,852,948	990,553	$7,493,074
Issued as reinvestment of dividends	79,051	605,669	229,376	1,726,010
Redeemed	(1,531,568)	(11,546,514)	(3,542,818)	(26,787,974)
Net increase (decrease)	(1,211,035)	$(9,087,897)	(2,322,889)	$(17,568,890)
Global Credit Income Opportunities Fund Class A
Sold	763,934	$5,905,878	2,453,939	$18,589,975
Issued as reinvestment of dividends	435,866	3,345,068	696,363	5,253,285
Redeemed	(85,807)	(661,447)	(1,131,734)	(8,614,405)
Net increase (decrease)	1,113,993	$8,589,499	2,018,568	$15,228,855

84

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Global Credit Income Opportunities Fund Class C
Sold	42,270	$ 324,962	17,472	$ 134,258
Issued as reinvestment of dividends	13,766	105,562	31,079	234,160
Redeemed	(70,498)	(538,838)	(204,738)	(1,549,151)
Net increase (decrease)	(14,462)	$(108,314)	(156,187)	$(1,180,733)
Emerging Markets Debt Blended Total Return Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	1,024	7,813	—	—
Redeemed	—	—	—	—
Net increase (decrease)	1,024	$7,813	—	$—
Emerging Markets Debt Blended Total Return Fund Class Y
Sold	726,188	$5,375,274	1,003,749	$7,363,524
Issued as reinvestment of dividends	83,082	619,584	238,394	1,739,158
Redeemed	(1,145,335)	(8,479,552)	(3,299,366)	(23,938,660)
Net increase (decrease)	(336,065)	$(2,484,694)	(2,057,223)	$(14,835,978)
Emerging Markets Debt Blended Total Return Fund Class A
Sold	308,584	$2,257,014	268,794	$1,830,900
Issued as reinvestment of dividends	7,758	57,849	19,811	144,470
Redeemed	(357,498)	(2,654,307)	(458,136)	(3,206,694)
Net increase (decrease)	(41,156)	$(339,444)	(169,531)	$(1,231,324)
Emerging Markets Debt Blended Total Return Fund Class C
Sold	—	$—	3,403	$25,000
Issued as reinvestment of dividends	782	5,816	2,628	19,194
Redeemed	(9,963)	(73,212)	(35,508)	(258,646)
Net increase (decrease)	(9,181)	$(67,396)	(29,477)	$(214,452)

+	Fund commenced operations on February 1, 2024.
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2024:

Front-End Sales Charges Retained by Distributor
Global Floating Rate Fund	$ 387
Global Credit Income Opportunities Fund	32,721
Emerging Markets Debt Blended Total Return Fund	700

85

Notes to Financial Statements (Unaudited) (Continued)
Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more (or $500,000 or more for holders of Class A shares of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund prior to February 1, 2024), or $250,000 or more for municipal bond funds, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. The Distributor retained $2 for the Global Floating Rate Fund during the period ended March 31, 2024.
With respect to Class A and Class C shares, the Distributor may pay an up-front commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
6.	Federal Income Tax Information
At March 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Clinton Limited Term Municipal Fund	$ 49,604,254	$ 3,851	$ (272,161)	$ (268,310)
MM Clinton Municipal Fund	51,132,975	12,524	(394,553)	(382,029)
MM Clinton Municipal Credit Opportunities Fund	49,183,262	41,257	(443,251)	(401,994)
Global Floating Rate Fund	131,963,179	1,502,932	(7,698,034)	(6,195,102)
Global Credit Income Opportunities Fund	147,573,179	2,516,081	(9,717,743)	(7,201,662)
Emerging Markets Debt Blended Total Return Fund	47,103,562	1,716,547	(5,621,934)	(3,905,387)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2023, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Global Floating Rate Fund	$ 6,239,154	$ 18,800,848
Global Credit Income Opportunities Fund	4,965,069	22,157,294
Emerging Markets Debt Blended Total Return Fund	8,444,057	23,956,339

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2023, late year ordinary losses:

Amount
Global Floating Rate Fund	$ 3,732,170
Global Credit Income Opportunities Fund	596,822

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

86

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Global Floating Rate Fund	$ 19,132,432	$ —	$ 670,548
Global Credit Income Opportunities Fund	10,342,131	—	108,618
Emerging Markets Debt Blended Total Return Fund	—	—	3,284,964

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2023, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Global Floating Rate Fund	$ —	$ (28,772,172)	$ (100,350)	$ (14,717,364)	$ (43,589,886)
Global Credit Income Opportunities Fund	—	(27,719,185)	(219,049)	(15,520,283)	(43,458,517)
Emerging Markets Debt Blended Total Return Fund	—	(32,400,396)	(99,455)	(8,798,885)	(41,298,736)

The Funds did not have any unrecognized tax benefits at March 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Line of Credit
The Trust (the “Borrower”) on behalf of the Global Floating Rate Fund and Global Credit Income Opportunities Fund has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $150,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.
The Global Floating Rate Fund utilized a portion of the Facility Amount on multiple dates from the period January 17, 2024 through January 25, 2024 with an average borrowing amount of $15,666,667. The average interest rate during the period was 6.58% and total interest paid amounted to $25,772. The commitment fees made by the Funds are recorded in the accompanying Statements of Operations as Commitment & Service Expenses.

87

Notes to Financial Statements (Unaudited) (Continued)
8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9.	New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.
10.	Russia-Ukraine War
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

88

Other Information (Unaudited)

Proxy Voting
A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.
Quarterly Reporting
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.
Liquidity Risk Management Program
In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.
The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.
At a meeting of the Board held on March 20, 2024, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in December 2023 (the “December Meeting”), the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved the advisory agreements for the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund (the “Funds”) with MML Advisers (“Advisory Agreements”) and the subadvisory agreements for the Funds with Clinton Investment Management, LLC (“Clinton”) (“Subadvisory Agreements”) (together, the “Agreements”), subject to approval by the sole shareholder of the Funds of the Agreements prior to the public offering of shares of the Funds. In preparation for the December Meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Agreements (the “December Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

89

Other Information (Unaudited) (Continued)
In approving the Advisory Agreements, the Independent Trustees considered the December Materials and information discussed with representatives of MML Advisers at the December Meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the Funds. In reviewing the Advisory Agreements for the Funds, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds, including information presented at the December Meeting or provided at previous meetings generally, which included among other things: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the ability of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.
The Independent Trustees also reviewed and considered information included in the December Materials or discussed at the December Meeting concerning possible economies of scale and potential profitability to MML Advisers of its advisory relationship with the Funds. The discussions and considerations included the intangible, so-called “fallout” benefits derived by MML Advisers and its affiliates from their relationships with the Funds, such as any reputational value derived from serving as investment adviser to the Funds.
In reviewing the Subadvisory Agreements for the Funds, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) Clinton and its personnel with responsibility for providing services to the Funds; (ii) the terms of each Subadvisory Agreement; (iii) the scope and quality of services that Clinton will provide under the Subadvisory Agreements; and (iv) the fees payable to Clinton by MML Advisers and the effect of such fees on the profitability to MML Advisers.
Prior to the votes being taken to approve the Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the Agreements, including the anticipated level of MML Advisers’ oversight of the Funds and the subadvisory process; (ii) MML Advisers’ projected level of profitability from its relationship to the Funds was not excessive and the advisory and subadvisory fee amounts under the Advisory Agreements and Subadvisory Agreements, respectively, and the Funds’ total expenses are fair and reasonable; (iii) the investment process and expertise of Clinton appears well suited to the Funds given their investment objectives and policies; and (iv) the terms of the Agreements are fair and reasonable with respect to each Fund, and are in the best interests of each Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Agreements.
Each of the Agreements became effective on February 1, 2024.

90

Other Information (Unaudited) (Continued)
Fund Expenses March 31, 2024
Expense Examples:
The following information is in regard to expenses for the six months ended March 31, 2024:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2024.
Actual Expenses:
The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred
MM Clinton Limited Term Municipal Fund**
Class I	$1,000	0.29%	$993.00	$0.45	$1,007.30	$0.45
Class Y	1,000	0.39%	992.80	0.61	1,007.20	0.61
Class A	1,000	0.64%	992.40	0.99	1,006.80	1.00
MM Clinton Municipal Fund**
Class I	1,000	0.41%	993.20	0.64	1,007.10	0.64
Class Y	1,000	0.51%	993.00	0.79	1,007.00	0.80
Class A	1,000	0.76%	992.70	1.18	1,006.60	1.19
MM Clinton Municipal Credit Opportunities Fund**
Class I	1,000	0.54%	989.40	0.84	1,006.90	0.84
Class Y	1,000	0.64%	989.20	0.99	1,006.80	1.00
Class A	1,000	0.89%	988.80	1.38	1,006.40	1.39

91

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred
Global Floating Rate Fund*
Class I	$1,000	0.75%	$1,049.60	$3.78	$1,020.90	$3.73
Class Y	1,000	0.75%	1,049.60	3.78	1,020.90	3.73
Class A	1,000	1.00%	1,048.30	5.04	1,019.70	4.97
Class C	1,000	1.75%	1,044.50	8.80	1,016.00	8.68
Global Credit Income Opportunities Fund*
Class I	1,000	0.85%	1,070.70	4.33	1,020.40	4.22
Class Y	1,000	0.90%	1,070.60	4.58	1,020.20	4.47
Class A	1,000	1.16%	1,069.30	5.90	1,018.90	5.76
Class C	1,000	1.95%	1,065.20	9.90	1,015.00	9.66
Emerging Markets Debt Blended Total Return Fund*
Class I	1,000	0.95%	1,086.20	4.87	1,019.90	4.72
Class Y	1,000	0.95%	1,084.90	4.87	1,019.90	4.72
Class A	1,000	1.20%	1,085.00	6.15	1,018.70	5.96
Class C	1,000	1.95%	1,081.00	9.98	1,015.00	9.66

*
Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2024, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 366 days in the year, unless stated otherwise.

**
Actual expenses are calculated using the annualized expense ratio multiplied by the average account value over the period from inception of the Fund on February 1, 2024 through March 31, 2024, multiplied by 57 days in the inception period divided by 366 days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended March, 31, 2024, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 366 days in the year.

92

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2024 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

MM202504-308936

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Report to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Advantage Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/21/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/21/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/21/2024